UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198
                                                                   811-21301

Name of Fund: WCMA Tax-Exempt Fund
                           Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

WCMA Tax-Exempt Fund
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Beneficial
	Interest	Mutual Funds	Value

$ 993,161		Master Tax-Exempt LLC	$ 47,337

		Total Investments (Cost - $47,337) - 99.7%	47,337
		Other Assets Less Liabilities - 0.3%	132

		Net Assets - 100.0%	$ 47,469

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Alabama - 1.9%	$ 16,095	Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series H, 3.66% due 6/01/2009 (h)	$ 16,095
	50,000	Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series H, 3.66% due 5/01/2010 (h)	50,000
	11,955	Alabama State Public School and College Authority Revenue Bonds, FLOATS, VRDN,
		Series 120, 3.48% due 12/01/2017 (f)(h)	11,955
	15,450	Bank of America MACON Trust, Spanish Fort Redevelopment Authority, Alabama, Revenue Bonds,
		VRDN, Series 2007-306, 3.51% due 3/01/2012 (f)(h)	15,450
	3,995	Birmingham, Alabama, Waterworks and Sewer Board, Water and Sewer Revenue Refunding Bonds, PUTTERS, VRDN, Series
		1737, 3.51% due 1/01/2015 (a)(f)(h)	3,995
	20,000	Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project), VRDN, AMT, 3.56% due 11/01/2021 (h)	20,000
	11,700	Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Presbyterian), VRDN,
		Series B, 3.48% due 8/15/2023 (a)(h)	11,700
	1,000	Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical Company Project),
		VRDN, AMT, 3.50% due 11/01/2035 (h)	1,000
	39,455	Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B, 3.50% due 1/01/2027 (a)(h)	39,455
	7,150	Jefferson County, Alabama, Sewer Revenue Bonds, ROCS, VRDN, Series II-R-10151, 3.55% due 8/01/2012 (b)(f)(h)	7,150
	5,000	Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6, 3.47% due 2/01/2040 (h)(j)	5,000
	8,050	Lehman Municipal Trust Receipts, Alabama, HFA, Revenue Bonds, FLOATS, VRDN, AMT,
		Series 2006-K41, 3.59% due 10/01/2037 (f)(h)(n)	8,050
	10,000	Millport, Alabama, IDA, Revenue Bonds (Steel Dust Recycling LLC Project), VRDN, AMT, 3.92% due 12/01/2037 (h)	10,000
	17,560	University of Alabama, General Revenue Refunding Bonds, VRDN, Series C, 3.48% due 7/01/2034 (e)(h)	17,560

Portfolio Abbreviations

To simplify the listings of Master Tax-Exempt LLC's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

ACESSM	Adjustable Convertible Extendible Securities	IDR	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LIFERs	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	M/F	Multi-Family
COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
CP	Commercial Paper	MSTR	Municipal Securities Trust Receipts
CRVS	Custodial Residual and Variable Securities	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
EDR	Economic Development Revenue Bonds	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GAN	Grant Anticipation Notes	S/F	Single-Family
GO	General Obligation Bonds	SPEARs	Short Puttable Exempt Adjustable Receipts
HDA	Housing Development Authority	TAN	Tax Anticipation Notes
HFA	Housing Finance Agency	TOCS	Tender Option Certificates
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDB	Industrial Development Board	VRDN	Variable Rate Demand Notes

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Alaska - 0.7%	$ 19,400	Alaska Industrial Development and Export Authority Revenue Bonds, ROCS, VRDN,
		Series II-R-10311, 3.53% due 4/01/2008 (d)(f)(h)	$ 19,400
	2,190	Anchorage, Alaska, Electric Utility Revenue Refunding Bonds, PUTTERS, VRDN,
		Series 1128, 3.51% due 6/01/2013 (e)(f)(h)	2,190
	38,000	Valdez, Alaska, Marine Terminal Revenue Bonds (ConocoPhillips Project), VRDN, Series A, 3.51% due 5/01/2031 (h)	38,000
	7,000	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines (Alaska), Inc. Project),
		VRDN, 3.44% due 7/01/2037 (h)	7,000
	20,000	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips Project), VRDN,
		Series B, 3.40% due 5/01/2031 (h)	20,000

Arizona - 2.1%	33,000	Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A, 3.45% due 12/15/2018 (h)	33,000
	9,400	Apache County, Arizona, IDA, IDR (Tucson Electric Power-Springerville), VRDN, 3.45% due 12/01/2020 (h)	9,400
	4,970	Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System), VRDN,
		Series A, 3.47% due 1/01/2029 (e)(h)	4,970
	170	Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System), VRDN,
		Series B, 3.47% due 1/01/2035 (b)(h)	170
	49,055	Clipper Tax-Exempt Certificates Trust, Arizona, Revenue Bonds, VRDN, Series 2007-1, 3.52% due 2/01/2020 (f)(h)	49,055
	10,000	Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
		Series 420, 3.48% due 1/01/2010 (f)(h)	10,000
	8,440	Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, FLOATS, VRDN,
		Series 1863, 3.50% due 7/01/2031 (a)(f)(h)	8,440
	20,000	McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State University Project), VRDN,
		Series A, 3.42% due 7/01/2045 (a)(h)	20,000
	33,395	Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN, AMT,
		Series A, 3.56% due 2/02/2009 (f)(h)	33,395
	2,400	Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution Revenue Bonds, PUTTERS, VRDN, Series
		1306, 3.54% due 1/01/2026 (b)(f)(h)	2,400
	4,070	Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS, VRDN,
		Series 1119, 3.50% due 9/15/2013 (a)(f)(h)	4,070
	16,419	Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds, VRDN, 3.48% due 10/01/2025 (h)	16,419
	36,480	Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds, VRDN, 3.48% due 10/01/2026 (h)	36,480
	2,285	Salt River Project, Arizona, Agricultural Improvement and Power District, Electric System Revenue Bonds, FLOATS, VRDN,
		Series 1840, 3.50% due 1/01/2037 (f)(h)	2,285
	5,900	Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare), VRDN,
		Series C, 3.46% due 9/01/2035 (d)(h)	5,900
	4,725	Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, VRDN,
		AMT, 4.69% due 4/25/2008 (h)	4,725

Arkansas - 0.7%	7,800	Arkansas State Development Finance Authority, M/F Housing Revenue Bonds (Chapelridge Benton Project), VRDN, AMT,
		Series C, 3.50% due 6/01/2032 (h)	7,800
	33,617	Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1139, 3.55%
		due 2/01/2008 (f)(h)	33,617

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 1,900	Morgan Keegan Municipal Products, Inc., Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds,
		VRDN, Series C, 3.56% due 6/01/2011 (f)(h)	$ 1,900
	20,595	Morgan Keegan Municipal Products, Inc., Arkansas State Development Finance Authority, VRDN, AMT,
		Series D, 3.56% due 2/01/2010 (f)(h)	20,595
	9,000	North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds (Baptist Health), VRDN,
		Series B, 3.48% due 12/01/2021 (e)(h)	9,000
	10,670	University of Arkansas, University Revenue Bonds, FLOATS, VRDN, Series 1397, 3.50% due 11/01/2036 (a)(f)(h)	10,670

California - 4.5%	16,275	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series F, 3.92% due 2/01/2041 (h)	16,275
	70	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series M, 3.50% due 8/01/2033 (h)	70
	2,184	California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
		Series 591, 3.51% due 3/01/2014 (e)(f)(h)	2,184
	71,750	California State, GO, FLOATS, VRDN, Series 2002, 3.54% due 8/01/2030 (f)(h)	71,750
	8,090	California State, GO, FLOATS, VRDN, Series 2003, 3.54% due 8/01/2030 (f)(h)	8,090
	21,730	California State, GO, FLOATS, VRDN, Series 2180, 3.55% due 11/01/2017 (f)(h)	21,730
	10,240	California State, GO, FLOATS, VRDN, Series 2189, 3.57% due 12/01/2017 (f)(h)	10,240
	7,870	California State, GO, MERLOTS, VRDN, Series B-45, 3.48% due 10/01/2029 (f)(h)	7,870
	315,000	California State, GO, RAN, 4% due 6/30/2008	315,969
	19,670	GS Pool Trust, California State, GO, FLOATS, VRDN, Series 119G, 3.42% due 11/01/2017 (f)(h)	19,670
	30,485	Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.45% due 10/01/2040 (h)	30,485
	3,300	San Jacinto, California, Unified School District, GO, MERLOTS, VRDN, Series D92, 3.48% due 8/01/2017 (d)(f)(h)	3,300
	10,375	Southern California Home Financing Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
		Series 2145, 3.57% due 11/01/2052 (f)(h)	10,375

Colorado - 3.1%	7,640	Adams County, Colorado, School District Number 012, GO, ROCS, VRDN, Series II-R-1045, 3.50% due 12/15/2022 (d)(f)(h)	7,640
	3,170	Colorado Department of Transportation Revenue Bonds, ROCS, VRDN, Series II-R-4046, 3.50% due 12/15/2016 (a)(f)(h)	3,170
	9,905	Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, VRDN,
		Series 318, 3.50% due 6/15/2015 (e)(f)(h)	9,905
	25,000	Colorado HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series B-2, Class I, 3.54% due 5/01/2038 (h)	25,000
	34,600	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives), VRDN,
		Series B, 3.43% due 12/01/2020 (h)	34,600
	19,300	Colorado Health Facilities Authority Revenue Bonds (Sisters of Charity of Leavenworth Health System),
		VRDN, 3.40% due 12/01/2032 (h)	19,300
	3,640	Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health Initiatives), VRDN,
		Series B-1, 3.40% due 3/01/2023 (h)	3,640
	18,650	Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health Initiatives), VRDN,
		Series B-3, 3.43% due 3/01/2023 (h)	18,650
	24,470	Colorado Health Facilities Authority, Revenue Refunding Bonds (Sisters of Charity of Leavenworth Health System), VRDN,
		Series A, 3.40% due 12/01/2038 (h)	24,470

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 6,360	Colorado Housing and Finance Authority Revenue Refunding Bonds, VRDN, Class I,
		Series AA-2, 3.45% due 5/01/2031 (h)	$ 6,360
	45,300	Colorado Housing and Finance Authority, S/F Mortgage Revenue Bonds, VRDN, AMT,
		Series B-3, 3.54% due 11/01/2026 (h)	45,300
	6,900	Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN, 3.59% due 9/01/2026 (h)	6,900
	45,125	Colorado Springs, Colorado, Utilities Revenue Bonds, Sub-Lien, VRDN, Series A, 3.37% due 11/01/2029 (h)	45,125
	9,500	Denver, Colorado, City and County Airport, Revenue Refunding Bonds, FLOATS, VRDN,
		Series 63-TP, 3.48% due 11/15/2025 (b)(f)(h)	9,500
	11,325	E-470 Public Highway Authority, Colorado, Revenue Bonds, ROCS, VRDN, Series II-R-10019Z, 3.51%
		due 9/01/2024 (e)(f)(h)	11,325
	772	E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS, VRDN,
		Series 997, 3.51% due 3/01/2036 (e)(f)(h)	772
	11,205	Eclipse Funding Trust, Solar Eclipse Certificates, El Paso County, Colorado, School District, COP, VRDN,
		Series 2006-0101, 3.48% due 12/15/2028 (e)(f)(h)	11,205
	5,265	El Paso County, Colorado, S/F Mortgage Revenue Bonds, ROCS, VRDN, AMT,
		Series II-R-10220, 3.58% due 6/01/2016 (f)(g)(h)	5,265
	18,080	El Paso County, Colorado, S/F Mortgage Revenue Bonds, ROCS, VRDN, AMT,
		Series II-R-10222, 3.58% due 10/01/2018 (f)(g)(h)	18,080
	6,500	University of Colorado Hospital Authority Revenue Bonds, ROCS, VRDN, Series II-R-573CE, 3.50% due 11/15/2040 (f)(h)	6,500
	51,200	University of Colorado Hospital Authority Revenue Bonds, VRDN, Series A, 3.46% due 11/15/2033 (d)(h)	51,200

Connecticut - 0.1%	12,370	Lehman Municipal Trust Receipts, Connecticut State Health and Educational Facilities Authority Revenue Bonds, FLOATS,
		VRDN, Series 2007-K100W, 3.64% due 7/01/2017 (e)(f)(h)	12,370

Delaware - 1.0%	93,950	Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection), VRDN, Series C, 3.40% due 12/01/2015 (h)	93,950
	3,680	Delaware State Housing Authority Revenue Bonds, MERLOTS, VRDN, Series B10, 3.55% due 7/01/2031 (e)(f)(h)	3,680
	14,851	GS Pool Trust, Delaware, FLOATS, VRDN, Series 1, 3.55% due 6/02/2012 (f)(h)	14,851

District of Columbia - 0.9%	8,490	Deutsche Bank SPEARs/LIFERs Trust, District of Columbia, GO, SPEARs, VRDN, AMT,
		Series DB-463, 3.48% due 12/01/2017 (d)(f)(h)	8,490
	4,000	District of Columbia, Ballpark Revenue Bonds, PUTTERS, VRDN, Series 1325, 3.52% due 2/01/2014 (b)(f)(h)	4,000
	9,620	District of Columbia, GO, MERLOTS, VRDN, Series D75, 3.50% due 12/01/2017 (d)(f)(h)	9,620
	3,995	District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 3.55% due 6/01/2017 (a)(f)(h)	3,995
	20,290	District of Columbia, GO, Refunding, VRDN, Series C, 3.50% due 6/01/2026 (b)(h)	20,290
	6,000	District of Columbia, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.55% due 11/03/2008 (c)(g)(h)	6,000
	26,040	District of Columbia, Water and Sewer Authority, Public Utility Revenue Bonds, FLOATS, VRDN,
		Series 1125, 3.67% due 10/01/2033 (b)(f)(h)	26,040
	27,640	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
		Series C35, 3.55% due 10/01/2014 (e)(f)(h)(i)	27,640

Florida - 6.2%	8,140	Bank of America AUSTIN Trust, Broward County, Florida, School Board, COP, VRDN,
		Series 2007-129, 3.50% due 7/01/2032 (b)(f)(h)	8,140
	8,780	Broward County, Florida, School Board, COP, MERLOTS, VRDN, Series D88, 3.50% due 7/01/2011 (d)(f)(h)	8,780

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 14,770	Collier County, Florida, Educational Facilities Authority, Limited Obligation Revenue Bonds (Ave Maria University), VRDN,
		3.46% due 10/01/2036 (h)	$ 14,770
	11,665	Collier County, Florida, School Board, COP, ROCS, VRDN, Series II-R-7032, 3.50% due 2/15/2024 (d)(f)(h)	11,665
	15,000	Eagle Tax-Exempt Trust, Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN, Series
		2007-0081, Class A, 3.49% due 7/01/2042 (d)(f)(h)	15,000
	11,300	Eagle Tax-Exempt Trust, Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN, Series
		2007-0145, Class A, 3.50% due 7/01/2017 (d)(f)(h)	11,300
	19,730	Eagle Tax-Exempt Trust, South Florida Water Management District, COP, VRDN, Series 2006-0136,
		Class A, 3.51% due 10/01/2036 (a)(f)(h)	19,730
	7,425	Eclipse Funding Trust, Solar Eclipse Certificates, Volusia County, Florida, School Board, COP, VRDN, Series 2007-0036,
		3.78% due 8/01/2032 (d)(f)(h)	7,425
	16,200	Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2), VRDN, Series A-1, 3.42% due 11/01/2026 (h)	16,200
	123,735	Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2), VRDN, Series A-3, 3.41% due 11/01/2026 (h)	123,735
	5,480	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, ROCS, VRDN,
		Series II-R-600CE, 3.58% due 7/01/2043 (f)(h)	5,480
	7,830	Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, VRDN, Series A, 5% due 7/01/2008 (h)	7,877
	38,915	Florida Local Government Finance Commission, CP, 2.85% due 2/14/2008	38,915
	15,500	Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12067, 3.56% due 6/01/2015 (f)(h)	15,500
	8,000	Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12211, 3.56% due 6/01/2013 (f)(h)	8,000
	3,460	Florida State Board of Education, GO, Refunding, ROCS, VRDN, Series II-R-6087, 3.50% due 6/01/2014 (f)(h)	3,460
	6,220	Florida State Board of Education, Lottery Revenue Bonds, FLOATS, VRDN, Series 858, 3.50% due 1/01/2017 (e)(f)(h)	6,220
	25,865	Florida State, Revenue Refunding Bonds, MERLOTS, VRDN, Series A-22, 3.50% due 7/01/2027 (f)(h)	25,865
	4,100	Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN, Series C, 3.50% due 10/01/2026 (h)	4,100
	13,500	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), VRDN, Series A-
		2, 3.47% due 11/15/2037 (h)	13,500
	6,000	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Adventist Health System), VRDN,
		Series C, 3.47% due 11/15/2021 (h)	6,000
	3,935	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series A18, 3.55%
		due 10/01/2013 (e)(f)(h)	3,935
	15,000	Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines, Ltd. Project), VRDN,
		AMT, 3.50% due 11/01/2032 (h)	15,000
	3,895	Lehman Municipal Trust Receipts, Columbia County, Florida, School Board, COP, FLOATS, VRDN,
		Series 2007-K86W, 3.54% due 7/01/2017 (d)(f)(h)	3,895
	5,729	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, FLOATS, VRDN, AMT,
		Series 1829, 3.53% due 10/01/2039 (e)(f)(h)	5,729
	3,755	Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series Z-9, 3.48% due 4/17/2015 (e)(f)(h)	3,755
	40,000	Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, VRDN, 3.43% due 10/01/2025 (d)(h)	40,000
	5,000	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), VRDN, Series A-
		10, 3.55% due 10/01/2041 (d)(h)	5,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 27,345	Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
		Series 532, 3.50% due 11/15/2015 (a)(f)(h)	$ 27,345
	17,245	Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
		Series 830, 3.50% due 11/15/2022 (d)(f)(h)	17,245
	7,460	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, FLOATS, VRDN,
		Series 1806, 3.52% due 10/01/2030 (b)(f)(h)	7,460
	25,300	Orlando, Florida, Utilities Commission, Water and Electric Revenue Bonds, VRDN, Series B, 3.47% due 10/01/2022 (h)	25,300
	2,250	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN,
		Sub-Series A-2, 3.44% due 7/01/2040 (a)(h)	2,250
	7,070	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN,
		Sub-Series C, 3.38% due 7/01/2040 (a)(h)	7,070
	27,575	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding Bonds, VRDN,
		Series C-1, 3.37% due 7/01/2025 (d)(h)	27,575
	18,790	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding Bonds, VRDN,
		Series C-4, 3.15% due 7/01/2025 (d)(h)	18,790
	44,350	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding Bonds, VRDN,
		Series D, 3.41% due 7/01/2032 (d)(h)	44,350
	10,000	Palm Beach County, Florida, Health Facilities Authority, CP, 2.92% due 3/10/2008	10,000
	6,080	Saint Johns County, Florida, Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-755PB, 3.51% due 10/01/2036 (e)(f)(h)	6,080
	70,000	Sunshine State Governmental Finance Commission, Florida, CP, 3% due 1/15/2008	70,000
	2,120	Volusia County, Florida, School Board, COP, PUTTERS, VRDN, Series 970, 3.51% due 2/01/2013 (e)(f)(h)	2,120
	5,460	Volusia County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2212, 3.50% due 8/01/2023 (e)(f)(h)	5,460

Georgia - 1.5%	3,820	Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds, FLOATS, VRDN,
		Series L3J, 3.54% due 9/01/2020 (a)(f)(h)	3,820
	16,300	Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch), VRDN,
		Second Series, 3.53% due 12/01/2018 (h)	16,300
	19,760	Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN, Series C-2, 3.45% due 1/01/2030 (e)(h)	19,760
	12,500	Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds (Atlantic Station), VRDN, 3.45% due 12/01/2024 (h)	12,500
	4,000	Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue Bonds (Lindbergh City Center Apartment
		Project), VRDN, AMT, 3.52% due 11/01/2044 (h)	4,000
	3,530	Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN, Series B, 3.40% due 11/01/2038 (d)(h)	3,530
	6,815	Bank of America MACON Trust, Georgia Municipal Electric Authority, Power Revenue Bonds, VRDN,
		Series E, 3.50% due 1/01/2017 (d)(f)(h)	6,815
	28,000	Burke County, Georgia, Development Authority, CP, 3.67% due 1/11/2008	28,000
	2,025	Clayton County, Georgia, Housing Authority, M/F Housing Revenue Bonds (Provence Place Apartments Project),
		VRDN, 3.50% due 10/01/2041 (h)	2,025
	4,465	DeKalb County, Georgia, Public Safety and Judicial Facilities Authority, Special Tax Revenue Bonds, FLOATS, VRDN, Series
		1459, 3.50% due 12/01/2034 (f)(h)	4,465
	9,100	Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, Series 2005-0009, Class A, 3.49%
		due 11/01/2043 (d)(f)(h)	9,100

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 5,000	Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, Series 2006-0130, Class A, 3.51%
		due 11/01/2034 (d)(f)(h)	$ 5,000
	21,200	Fulton County, Georgia, Development Authority Revenue Bonds (Robert W. Woodruff Arts Center Project), VRDN, Series B,
		3.44% due 4/01/2034 (h)	21,200
	2,150	Georgia State, GO, PUTTERS, VRDN, Series 1420, 3.50% due 6/01/2012 (f)(h)	2,150
	2,570	Gwinnett County, Georgia, Development Authority, COP, ROCS, VRDN, Series II-R-6009, 3.50% due 1/01/2021 (e)(f)(h)	2,570
	10,590	Macon-Bibb County, Georgia, Hospital Authority Revenue Bonds (Central Georgia Senior Health, Inc. - Carlyle Place Project),
		VRDN, 3.48% due 5/01/2030 (h)	10,590
	15,995	Municipal Securities Trust Certificates, Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, AMT,
		Series 2002-186, Class A, 3.52% due 2/25/2021 (e)(f)(h)	15,995
	3,100	Whitfield County, Georgia, Development Authority, Solid Waste Disposal Revenue Bonds (Aladdin Manufacturing
		Corporation Project), VRDN, AMT, 3.26% due 6/01/2019 (h)	3,100

Hawaii - 0.1%	7,170	Hawaii State, Highway Revenue Bonds, ROCS, VRDN, Series II-R-10096, 3.50% due 7/01/2011 (d)(f)(h)	7,170
	1,975	Hawaii State, Revenue Bonds, ROCS, VRDN, Series II-R-6504, 3.50% due 10/01/2024 (e)(f)(h)	1,975

Idaho - 0.3%	30,400	Idaho State, GO, TAN, 4.50% due 6/30/2008	30,512

Illinois - 7.7%	9,330	Bank of America MACON Trust, Chicago, Illinois, O'Hare International Airport Revenue Bonds, VRDN,
		Series A, 3.50% due 1/01/2018 (e)(f)(h)	9,330
	2,940	Bank of America MACON Trust, Illinois State Dedicated Tax, VRDN, Series N, 3.50% due 12/15/2020 (a)(f)(h)	2,940
	1,750	Bank of America MACON Trust, Illinois State, GO, VRDN, Series L, 3.50% due 1/01/2031 (f)(h)	1,750
	2,755	Bank of America MACON Trust, Regional Transportation Authority, Illinois, Revenue Bonds, VRDN,
		Series K, 3.50% due 7/01/2026 (e)(f)(h)	2,755
	10,215	Chicago, Illinois, Board of Education, GO, ROCS, VRDN, Series II-R-10097, 3.50% due 12/01/2011 (d)(f)(h)	10,215
	7,155	Chicago, Illinois, GO, ROCS, VRDN, Series II-R-12174, 3.56% due 1/01/2014 (d)(f)(h)	7,155
	8,175	Chicago, Illinois, GO, VRDN, Series B, 3.40% due 1/01/2012 (h)	8,175
	5,730	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2021, 3.50% due 1/01/2020 (a)(f)(h)	5,730
	4,700	Chicago, Illinois, Neighborhoods Alive 21, GO, VRDN, Series B, 3.42% due 1/01/2037 (e)(h)	4,700
	3,700	Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
		Series II-R-239, 3.58% due 1/01/2022 (d)(f)(h)	3,700
	9,375	Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN,
		Series II-R-556, 3.50% due 1/01/2029 (e)(f)(h)	9,375
	5,105	Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN,
		Series II-R-605PB, 3.51% due 1/01/2033 (b)(f)(h)	5,105
	6,685	Chicago, Illinois, Park District, GO, Refunding, ROCS, VRDN, Series II-R-4002, 3.55% due 1/01/2023 (b)(f)(h)	6,685
	34,725	Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN, 3.40% due 11/01/2031 (e)(h)	34,725
	6,225	Cook County, Illinois, Forest Preserve District, GO, PUTTERS, VRDN, Series 566, 3.50% due 11/15/2012 (a)(f)(h)	6,225
	30,920	Cook County, Illinois, GO, ROCS, VRDN, Series II-R-12030, 3.56% due 11/15/2012 (a)(d)(f)(h)	30,920
	3,315	Cook County, Illinois, GO, Refunding, ROCS, VRDN, Series II-R-2063, 3.50% due 11/15/2021 (e)(f)(h)	3,315
	9,900	Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301, 3.56% due 1/01/2017 (b)(f)(h)	9,900
	3,150	Eagle Tax-Exempt Trust, Illinois State Finance Authority, Revenue Refunding Bonds, VRDN,
		Series 2006-0118, Class A, 3.51% due 12/01/2042 (f)(h)	3,150

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 10,000	Eagle Tax-Exempt Trust, University of Illinois, University Revenue Refunding Bonds, VRDN,
		Series 2006-0124, Class A, 3.51% due 4/01/2035 (e)(f)(h)	$ 10,000
	10,700	Eclipse Funding Trust, Solar Eclipse Certificates, Chicago, Illinois, GO, Refunding, VRDN,
		Series 2006-0038, 3.48% due 1/01/2028 (d)(f)(h)	10,700
	20,000	Illinois Development Finance Authority, Revenue Refunding Bonds (Evanston Northwestern Healthcare Corporation), VRDN,
		Series A, 3.43% due 5/01/2031 (h)	20,000
	5,000	Illinois Development Finance Authority, Water Facilities Revenue Refunding Bonds (Illinois American Water Company),
		VRDN, AMT, 3.65% due 3/01/2032 (e)(h)	5,000
	24,000	Illinois Educational Facilities Authority, CP, 3.66% due 5/06/2008	24,000
	11,450	Illinois Educational Facilities Authority Revenue Bonds (Art Institute of Chicago), VRDN, 3.48% due 3/01/2027 (h)	11,450
	23,600	Illinois Educational Facilities Authority, Revenue Refunding Bonds (The Art Institute of Chicago),
		VRDN, 3.40% due 3/01/2027 (h)	23,600
	6,500	Illinois HDA, Homeowner Mortgage Revenue Refunding Bonds, VRDN, AMT, Sub-Series H-2, 3.48% due 2/01/2039 (h)	6,500
	445	Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT, Series B, 3.57% due 5/01/2037 (h)	445
	50,000	Illinois Health Facilities Authority, CP, 3.48% due 1/24/2008	50,000
	16,570	Illinois Health Facilities Authority Revenue Bonds (Northwestern Memorial Hospital), VRDN, 3.43% due 8/15/2025 (h)	16,570
	39,850	Illinois Health Facilities Authority Revenue Bonds (Revolving Fund Pooled Program), VRDN,
		Series D, 3.43% due 8/01/2015 (h)	39,850
	9,495	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, PUTTERS, VRDN,
		Series 2093, 3.51% due 2/01/2017 (b)(f)(h)	9,495
	4,190	Illinois State Finance Authority Revenue Bonds, FLOATS, VRDN, Series 1489, 3.50% due 12/01/2042 (f)(h)	4,190
	32,500	Illinois State Finance Authority Revenue Bonds (Landing at Plymouth Place), VRDN, Series C, 3.42% due 5/15/2037 (h)	32,500
	13,975	Illinois State Finance Authority Revenue Bonds (Northwestern University), VRDN, Sub-Series A,
		3.35% due 12/01/2034 (h)	13,975
	55,972	Illinois State Finance Authority Revenue Bonds (University of Chicago), VRDN, Series B, 3.40% due 7/01/2034 (h)	55,972
	11,000	Illinois State Finance Authority, Revenue Refunding Bonds (Northwestern Memorial Hospital), VRDN,
		Series A-1, 3.38% due 8/15/2042 (h)	11,000
	8,945	Illinois State, GO, MERLOTS, VRDN, Series B04, 3.50% due 12/01/2024 (d)(f)(h)	8,945
	9,470	Illinois State, GO, ROCS, VRDN, Series II-R-12080, 3.54% due 11/01/2011 (b)(d)(f)(h)	9,470
	11,260	Illinois State, GO, ROCS, VRDN, Series II-R-12127, 3.56% due 2/01/2012 (b)(d)(f)(h)	11,260
	16,250	Illinois State, GO, Refunding, FLOATS, VRDN, Series 743D, 3.50% due 8/01/2015 (e)(f)(h)(j)	16,250
	5,755	Illinois State, GO, Refunding, MERLOTS, VRDN, Series A49, 3.50% due 8/01/2013 (e)(f)(h)	5,755
	50,000	Illinois State Toll Highway Authority, Toll Highway Revenue Bonds, VRDN, Series A-1, 3.45% due 7/01/2030 (h)(j)	50,000
	12,235	Illinois State Toll Highway Authority, Toll Highway Revenue Refunding Bonds, VRDN,
		Series B, 3.40% due 1/01/2017 (d)(h)	12,235
	5,675	Kane County, Illinois, School District Number 129 (Aurora West Side), GO, Refunding, PUTTERS, VRDN, Series 1113,
		3.51% due 2/01/2013 (b)(f)(h)	5,675
	3,110	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, ROCS, VRDN,
		Series II-R-10300, 3.50% due 6/15/2012 (e)(f)(h)	3,110

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 5,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, ROCS, VRDN,
		Series II-R-12031, 3.56% due 6/15/2012 (e)(f)(h)	$ 5,000
	6,645	Municipal Securities Trust Certificates, Chicago, Illinois, Board of Education, GO, VRDN, Series 2005-237,
		Class A, 3.54% due 1/04/2024 (b)(f)(h)(i)	6,645
	29,950	Municipal Securities Trust Certificates, Chicago Illinois, O'Hare Airport, Revenue Bonds, VRDN, AMT, Series 2001-151,
		Class A, 3.60% due 6/30/2015 (a)(f)(h)(i)	29,950
	26,045	Municipal Securities Trust Certificates, Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, VRDN,
		AMT, Series 2000-93, Class A, 3.60% due 10/04/2012 (a)(f)(h)	26,045
	29,085	Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding, VRDN,
		Series 2001-145, Class A, 3.57% due 11/15/2029 (b)(f)(h)	29,085
	33,895	Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding, VRDN,
		Series 2002-191, Class A, 3.57% due 3/18/2019 (b)(f)(h)	33,895
	7,805	Municipal Securities Trust Certificates, Illinois Finance Authority, Revenue Refunding Bonds, VRDN, Series 2006-253, Class
		A, 3.54% due 5/12/2014 (a)(f)(h)(i)	7,805
	13,210	Municipal Securities Trust Certificates, Kane, McHenry, Cook and DeKalb Counties, Illinois, United School District Number
		300, GO, VRDN, Series 2007-309, Class A, 3.52% due 1/15/2015 (a)(f)(h)(i)	13,210
	31,615	Municipal Securities Trust Certificates, Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds,
		VRDN, Series 2001-157, Class A, 3.57% due 10/05/2017 (b)(f)(h)	31,615
	2,500	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, ROCS, VRDN,
		Series II-R-9129, 3.50% due 1/01/2018 (e)(f)(h)	2,500
	2,150	Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN, Series A41, 3.50% due 6/01/2017 (b)(f)(h)	2,150
	3,800	Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, VRDN, Series D62, 3.50% due 7/01/2016 (e)(f)(h)	3,800
	32,690	Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS, VRDN,
		Series 818-D, 3.55% due 7/01/2033 (b)(f)(h)	32,690
	20,665	University of Illinois, COP (Utility Infrastructure Projects), Refunding, VRDN, 3.40% due 8/15/2021 (h)	20,665
	7,000	Will County, Illinois, Environmental Facilities Revenue Refunding Bonds (ExxonMobil Corporation Project),
		VRDN, AMT, 3.45% due 6/01/2026 (h)	7,000
	6,025	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company Project),
		VRDN, AMT, 3.50% due 3/01/2028 (h)	6,025
	3,800	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company Project),
		VRDN, AMT, 3.50% due 7/01/2031 (h)	3,800
	2,600	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company Project),
		VRDN, AMT, 3.50% due 7/01/2032 (h)	2,600

Indiana - 3.6%	4,240	Bank of America MACON Trust, Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
		VRDN, Series S, 3.50% due 1/01/2021 (e)(f)(h)	4,240
	5,345	Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, VRDN,
		Series II-R-2065, 3.50% due 7/15/2020 (e)(f)(h)	5,345
	4,450	Elkhart County, Indiana, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1669, 3.51% due 12/01/2014 (d)(f)(h)	4,450
	5,965	Hobart, Indiana, Building Corporation, First Mortgage Revenue Bonds, MERLOTS, VRDN,
		Series D-3, 3.50% due 1/15/2029 (b)(f)(h)	5,965

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 4,110	Huntington, Indiana, School Building Corporation Revenue Bonds, PUTTERS, VRDN,
		Series 1648, 3.51% due 7/15/2014 (e)(f)(h)	$ 4,110
	9,535	IPS Multi-School Building Corporation, Indiana, Revenue Bonds, ROCS, VRDN,
		Series II-R-885WF, 3.49% due 1/15/2030 (d)(f)(h)	9,535
	37,900	Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A, 4.25% due 1/31/2008	37,919
	35,700	Indiana Bond Bank, Interim Advance Funding Program Revenue Notes, Series A, 3% due 1/31/2008	35,700
	44,800	Indiana Bond Bank, Midyear Funding Program Revenue Notes, Series A, 4.50% due 5/20/2008	44,925
	18,690	Indiana Health and Educational Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
		Series 2138, 3.50% due 11/15/2016 (f)(h)	18,690
	5,230	Indiana Health and Educational Facilities Financing Authority, Revenue Refunding Bonds (Parkview Health System), VRDN,
		Series A, 3.47% due 11/01/2033 (a)(h)	5,230
	75,000	Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit Group), VRDN,
		Series A-2, 3.38% due 11/15/2036 (h)	75,000
	43,000	Indiana State Development Finance Authority, Educational Facilities Revenue Bonds (Indianapolis Museum of Art, Inc.
		Project), VRDN, 3.43% due 2/01/2039 (h)	43,000
	32,550	Indiana State Development Finance Authority, Environmental Revenue Bonds (PSI Energy Inc. Projects), VRDN, AMT, Series
		A, 3.80% due 12/01/2038 (h)	32,550
	3,700	Indiana State Development Finance Authority, IDR (Republic Services, Inc. Project),
		VRDN, AMT, 3.79% due 11/01/2035 (h)	3,700
	6,168	Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, FLOATS, VRDN,
		Series 942D, 3.55% due 12/01/2022 (b)(f)(h)	6,168
	34,995	Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt, GO, VRDN, Series 2002-192,
		Class A, 3.52% due 6/18/2014 (e)(f)(h)	34,995
	7,685	New Albany-Floyd County, Indiana, Independent School Building Corporation, Revenue Refunding Bonds, PUTTERS,
		VRDN, Series 879, 3.51% due 6/01/2013 (d)(f)(h)	7,685
	6,555	Pike County, Indiana, Multi-School Building Corporation, Revenue Refunding Bonds, PUTTERS, VRDN,
		Series 1122, 3.51% due 7/15/2012 (e)(f)(h)	6,555
	4,650	Portage, Indiana, EDR (Breckenridge Apartments Project), VRDN, AMT, 3.48% due 5/01/2025 (h)	4,650
	6,085	Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (Amoco Oil Company Project),
		VRDN, AMT, 3.50% due 7/01/2031 (h)	6,085
	17,900	Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products Project), VRDN, AMT,
		Series C, 3.50% due 7/01/2034 (h)	17,900
	10,000	Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Company Project),
		VRDN, AMT, 3.50% due 1/01/2026 (h)	10,000

Iowa - 0.6%	10,795	Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Iowa Health System), VRDN,
		Series B-1, 3.38% due 2/15/2035 (a)(h)	10,795
	7,000	Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Iowa Health System), VRDN,
		Series B-2, 3.38% due 2/15/2035 (a)(h)	7,000
	15,000	Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Iowa Health System), VRDN,
		Series B-3, 3.38% due 2/15/2035 (a)(h)	15,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 10,000	Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater - A Wesley Active Life Community), VRDN,
		Series E, 3.44% due 11/01/2042 (h)	$ 10,000
	3,400	Iowa Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group), VRDN,
		Series D, 3.40% due 12/01/2030 (h)	3,400
	14,000	Iowa State School Cash Anticipation Program, GAN, Series A, 4.50% due 6/27/2008 (d)	14,051
	10,000	Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN, Series A, 3.50% due 9/01/2016 (h)	10,000

Kansas - 0.4%	3,945	Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, VRDN,
		Series II-R-6020, 3.50% due 3/01/2019 (d)(f)(h)	3,945
	19,700	Kansas State Department of Transportation, Highway Revenue Refunding Bonds, VRDN,
		Series C-1, 3.40% due 9/01/2019 (h)	19,700
	1,665	Kansas State Development Financing Authority, Revenue Bonds (Sisters of Charity of Leavenworth Health System), VRDN,
		Series C, 3.53% due 12/01/2019 (h)	1,665
	18,450	Kansas State Development Financing Authority, Revenue Bonds (Sisters of Charity of Leavenworth Health System), VRDN,
		Series D, 3.53% due 12/01/2031 (h)	18,450
	6,940	Lehman Municipal Trust Receipts, Sedgwick and Shawnee Counties, Kansas, FLOATS, VRDN,
		Series 2006-P33U, 3.64% due 6/01/2038 (c)(f)(g)(h)	6,940

Kentucky - 1.8%	3,775	Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and Chemicals Project),
		VRDN, AMT, 3.60% due 7/01/2021 (h)	3,775
	20,930	Carroll County, Kentucky, CP, 3.52% due 2/13/2008	20,930
	14,000	Eagle Tax-Exempt Trust, Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and Drain System
		Revenue Bonds, VRDN, Series 2006-0053 Class A, 3.51% due 5/15/2033 (b)(d)(f)(h)	14,000
	35,000	Jefferson County, Kentucky, CP, 3.24% due 5/05/2008	35,000
	1,750	Kentucky Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), VRDN,
		AMT, 3.72% due 7/01/2035 (h)	1,750
	3,000	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes, VRDN,
		Series A-1, 3.65% due 4/01/2008 (h)	3,000
	56,475	Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS, VRDN,
		Series 488, 3.50% due 7/01/2009 (d)(f)(h)	56,475
	5,445	Lehman Municipal Trust Receipts, Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District Revenue Bonds,
		FLOATS, VRDN, Series 2007-K84W, 3.64% due 11/15/2017 (e)(f)(h)	5,445
	5,625	Louisville and Jefferson Counties, Kentucky, Metropolitan Government Health System, Revenue Refunding Bonds, ROCS,
		VRDN, Series II-R-651CE, 3.50% due 10/01/2036 (f)(h)	5,625
	17,500	Louisville and Jefferson Counties, Kentucky, Metropolitan Government Health System, Revenue Refunding Bonds, ROCS,
		VRDN, Series II-R-662CE, 3.50% due 10/01/2036 (f)(h)	17,500
	4,895	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and Drain System Revenue Bonds, FLOATS,
		VRDN, Series 1517, 3.67% due 5/15/2038 (b)(f)(h)	4,895
	8,090	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and Drain System, Revenue Refunding
		Bonds, VRDN, Series B, 3.46% due 5/15/2023 (d)(h)	8,090
	10,000	Louisville and Jefferson Counties, Kentucky, Regional Airport Authority, Special Facilities Revenue Bonds (UPS Worldwide
		Forwarding, Inc.), VRDN, AMT, Series A, 3.46% due 1/01/2029 (h)	10,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 11,000	Municipal Securities Trust Certificates, Campbell and Kenton Counties, Kentucky, Sanitation District Number 1 Revenue
		Bonds, VRDN, Series SGA 130, 3.48% due 8/01/2011 (d)(f)(h)	$ 11,000
	14,000	Public Energy Authority of Kentucky, Inc., Gas Supply Revenue Bonds (BP Corporation of North America), VRDN,
		Series A, 3.49% due 8/01/2016 (h)	14,000
	3,465	Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 3.53% due 9/01/2034 (h)	3,465

Louisiana - 2.0%	17,700	Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN, AMT, 3.61% due 3/01/2025 (h)	17,700
	35,600	Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds (Citgo Petroleum Corp.),
		VRDN, AMT, 3.50% due 3/01/2025 (h)	35,600
	27,225	Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel Tax Revenue Bonds, VRDN, Series 2006-0129,
		Class A, 3.51% due 5/01/2041 (b)(d)(f)(h)	27,225
	4,020	Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel Tax Revenue Bonds, VRDN, Series 2006-137,
		Class A, 3.51% due 5/01/2036 (d)(f)(h)	4,020
	3,625	East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
		Series 996, 3.55% due 6/02/2008 (f)(h)	3,625
	10,000	Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital Revenue Bonds, PUTTERS, VRDN,
		Series 522, 3.48% due 12/01/2008 (f)(h)	10,000
	25,000	Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital Revenue Bonds (West Jefferson Medical Center),
		VRDN, Series B, 3.46% due 1/01/2028 (d)(h)	25,000
	4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (BASF
		Corporation Project), VRDN, AMT, 3.55% due 12/01/2036 (h)	4,000
	6,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Honeywell
		International Inc. Project), VRDN, AMT, 3.62% due 12/01/2037 (h)	6,000
	7,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds
		(BASF Corporation Project), VRDN, Series B, 3.48% due 12/01/2030 (h)	7,500
	2,850	Louisiana Public Facilities Authority Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
		3.60% due 12/01/2039 (h)	2,850
	1,315	Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital Facilities Loan Program), VRDN,
		Series C, 3.47% due 7/01/2024 (h)	1,315
	7,600	Louisiana Public Facilities Authority, Revenue Refunding Bonds (Christus Health), VRDN,
		Sub-Series C-1, 3.46% due 7/01/2031 (a)(h)	7,600
	6,550	Louisiana Public Facilities Authority, Revenue Refunding Bonds, PUTTERS, VRDN,
		Series 1755, 3.52% due 1/01/2015 (f)(h)(l)	6,550
	17,600	Louisiana State, Gas and Fuels Tax Revenue Bonds, ROCS, VRDN, Series II-R-660, 3.55% due 5/01/2041 (b)(f)(h)	17,600
	14,452	Louisiana State Municipal Natural Gas Purchasing and Distribution Authority Revenue Bonds, PUTTERS, VRDN,
		Series 1411Q, 3.52% due 3/15/2014 (f)(h)	14,452
	8,790	Morgan Keegan Municipal Products, Inc., East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
		VRDN, AMT, Series A, 3.56% due 2/01/2011 (f)(h)	8,790
	24,125	Morgan Keegan Municipal Products, Inc., New Orleans, Louisiana, Finance Authority, VRDN,
		Series G, 3.56% due 12/01/2041 (f)(h)	24,125

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 8,050	New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax, ROCS, VRDN,
		Series II-R-4038, 3.53% due 7/15/2023 (a)(f)(h)	$ 8,050
	4,400	South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental Petroleum),
		VRDN, 3.40% due 7/01/2018 (h)	4,400

Maine - 0.2%	7,065	Maine State Housing Authority, Mortgage Purpose Revenue Bonds, ROCS, VRDN, AMT,
		Series II-R-10206, 3.58% due 11/15/2016 (f)(h)	7,065
	4,000	Maine State Housing Authority, Mortgage Purpose Revenue Bonds, VRDN, AMT, Series B, 3.75% due 5/15/2008 (h)	4,000
	7,000	Maine State Housing Authority, Mortgage Purpose Revenue Refunding Bonds, VRDN, AMT,
		Series D, 3.82% due 7/18/2008 (h)	7,000
	4,500	School Administrative District Number 051, Maine, GO, Refunding, BAN, 3.75% due 12/30/2008	4,528

Maryland - 1.1%	10,000	Anne Arundel County, Maryland, CP, 3.25% due 3/14/2008	10,000
	4,630	Baltimore County, Maryland, Revenue Refunding Bonds (The Paths at Loveton Farms Apartments Facility Project), VRDN,
		3.21% due 12/01/2021 (h)	4,630
	35,700	Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum), FLOATS, VRDN, 2.95% due 10/14/2011 (f)(h)	35,700
	29,000	Maryland State Economic Development Corporation, Revenue Refunding Bonds (Constellation Energy Group Inc. Project),
		VRDN, Series A, 3.40% due 4/01/2024 (h)	29,000
	7,005	Maryland State Economic Development Corporation, Revenue Refunding Bonds (Garrett Community College),
		VRDN, 3.49% due 8/01/2038 (h)	7,005
	14,100	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, FLOATS, VRDN,
		Series 1309, 3.50% due 8/15/2038 (a)(f)(h)	14,100
	12,500	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (University of Maryland
		Medical System), VRDN, Series A, 3.42% due 7/01/2034 (h)	12,500
	3,595	Maryland State Stadium Authority, Lease Revenue Refunding Bonds (Baltimore Convention Center),
		VRDN, AMT, 3.50% due 12/15/2014 (h)	3,595
	13,805	Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding, VRDN, 3.45% due 3/01/2034 (h)	13,805

Massachusetts - 1.9%	65,000	Bank of America MACON Trust, Massachusetts State Development Finance Agency Revenue Bonds, VRDN,
		Series 2007-344, 3.53% due 12/01/2012 (f)(h)	65,000
	7,880	Bank of America MACON Trust, Massachusetts State Health and Educational Facilities Authority Revenue Bonds, VRDN,
		Series 2007-310, 3.51% due 6/15/2012 (f)(h)	7,880
	7,495	Eagle Tax-Exempt Trust, Massachusetts State Water Resources Authority, Revenue Refunding Bonds, VRDN,
		Series 2006-0054 Class A, 3.50% due 8/01/2036 (a)(f)(h)	7,495
	13,850	Massachusetts State Development Finance Agency Revenue Bonds (Suffolk University), VRDN,
		Series A, 3.49% due 7/01/2035 (h)(k)	13,850
	7,000	Massachusetts State, GO (Central Artery), VRDN, Series A, 3.44% due 12/01/2030 (h)	7,000
	19,460	Massachusetts State, GO, Refunding, VRDN, Series A, 3.37% due 9/01/2016 (h)	19,460
	15,300	Massachusetts State, GO, Refunding, VRDN, Series B, 3.40% due 1/01/2021 (h)	15,300
	10,500	Massachusetts State Health and Educational Facilities Authority, CP, 3.48% due 1/14/2008	10,500
	20,199	Massachusetts State Health and Educational Facilities Authority, CP, 3.38% due 2/13/2008	20,199
	32,800	Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds (Partners Healthcare System
		Project), VRDN, Series F-4, 3.40% due 7/01/2040 (h)	32,800

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 9,920	Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS, VRDN,
		Series B19, 3.50% due 1/01/2028 (b)(f)(h)	$ 9,920
	8,415	Route 3 North Transit Improvement Association, Massachusetts, Lease Revenue Bonds, ROCS, VRDN,
		Series II-R-10099, 3.49% due 6/15/2010 (e)(f)(h)	8,415

Michigan - 4.1%	5,100	Bank of America MACON Trust, Detroit, Michigan, City School District, GO, Refunding, VRDN,
		Series J, 3.50% due 5/01/2028 (d)(f)(h)	5,100
	4,615	Detroit, Michigan, City School District, GO, VRDN, Series A, 3.50% due 5/01/2029 (d)(h)	4,615
	20,355	Detroit, Michigan, Sewer Disposal Revenue Bonds, FLOATS, VRDN, Series 1441, 3.52% due 7/01/2016 (b)(f)(h)	20,355
	17,500	Detroit, Michigan, Sewer Disposal Revenue Bonds, Second Lien, VRDN, Series E, 3.74% due 7/10/2008 (b)(h)	17,500
	19,700	Detroit, Michigan, Sewer Disposal, Senior Lien Revenue Refunding Bonds, VRDN, Series C-1, 3.38% due 7/01/2027 (d)(h)	19,700
	20,890	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-665PB, 3.51% due 7/01/2033 (e)(f)(h)	20,890
	7,100	Eagle Tax-Exempt Trust, Michigan State Building Authority, Revenue Refunding Bonds, VRDN, Series 2006-156,
		Class A, 3.51% due 10/15/2036 (b)(d)(f)(h)	7,100
	6,900	Grand Rapids, Michigan, Sanitation Sewer System Revenue Bonds, ROCS, VRDN, Series II-R-12147,
		3.56% due 1/01/2017 (b)(d)(f)(h)	6,900
	3,995	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds (University of Detroit), VRDN,
		3.53% due 11/01/2036 (h)	3,995
	35,000	Michigan Municipal Bond Authority Revenue Notes, Series B-2, 4.50% due 8/20/2008	35,176
	4,945	Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-550, 3.50% due 10/15/2024 (a)(e)(f)(h)	4,945
	4,240	Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-2064, 3.50% due 10/15/2021 (e)(f)(h)	4,240
	9,455	Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-717PB, 3.51% due 10/15/2036 (b)(f)(h)	9,455
	18,000	Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series D, 3.05% due 9/03/2008 (h)	18,000
	82,000	Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
		Series B-1, 3.38% due 11/15/2033 (h)	82,000
	18,500	Michigan State Hospital Finance Authority Revenue Bonds, ROCS, VRDN, Series II-R-10012, 3.50% due 11/01/2038 (f)(h)	18,500
	39,700	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health),
		VRDN, 3.38% due 11/15/2033 (h)	39,700
	22,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS, VRDN,
		Series K, 3.50% due 11/15/2023 (e)(f)(h)	22,000
	10,000	Michigan State Revenue Bonds, PUTTERS, VRDN, Series 2096, 3.75% due 9/15/2017 (d)(f)(h)	10,000
	2,940	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Russell Investment Co. LLC Project),
		VRDN, AMT, 3.53% due 11/01/2031 (h)	2,940
	5,615	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow Chemical Project),
		VRDN, Series B-1, 4.15% due 6/01/2014 (h)	5,615
	39,600	Michigan State University, General Revenue Bonds, VRDN, 3.37% due 2/15/2034 (h)	39,600
	7,500	Michigan State University, General Revenue Refunding Bonds, VRDN, Series A, 3.37% due 2/15/2033 (h)	7,500

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 4,000	Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds (Marian High School
		Inc. Project), VRDN, 3.49% due 5/01/2037 (h)	$ 4,000
	61,000	University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 3.40% due 12/01/2027 (h)	61,000
	4,000	University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series B, 3.45% due 12/01/2037 (h)	4,000
	3,535	Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515, 3.50% due 5/01/2023 (f)(h)	3,535

Minnesota - 1.5%	16,005	Duluth, Minnesota, EDA, Health Care Facilities, Revenue Refunding Bonds, FLOATS, VRDN,
		Series 895, 3.50% due 2/15/2020 (a)(f)(h)	16,005
	3,702	Hennepin County, Minnesota, Sales Tax Revenue Bonds, FLOATS, VRDN, Series 1809, 3.50% due 12/15/2037 (f)(h)	3,702
	13,880	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services Project), VRDN, Series B,	13,880
		3.45% due 11/15/2029 (a)(h)
	12,000	Minnesota Rural Water Finance Authority, Public Projects Construction Revenue Notes, VRDN, 4.50% due 7/01/2008 (h)	12,044
	1,675	Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 3.50% due 8/01/2023 (f)(h)	1,675
	6,300	Municipal Securities Trust Certificates, Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
		Revenue Bonds, VRDN, Series 2007-292, Class A, 3.54% due 12/23/2014 (a)(f)(h)	6,300
	9,995	Piper Jaffray Funding LLC Trust, Becker, Minnesota, GO, Refunding, VRDN, AMT,
		Series F, 3.54% due 11/01/2011 (e)(f)(h)	9,995
	66,500	Rochester, Minnesota, Healthcare Facilities, CP, 2.95% due 2/08/2008	66,500
	4,500	Rochester, Minnesota, Healthcare Facilities, CP, 3.05% due 3/13/2008	4,500
	16,000	Rochester, Minnesota, Healthcare Facilities, CP, 3.05% due 3/13/2008	16,000
	16,250	Rochester, Minnesota, Healthcare Facilities, CP, 3.05% due 3/13/2008	16,250
	4,100	University of Minnesota Revenue Bonds, VRDN, Series A, 3.40% due 1/01/2034 (h)	4,100
	4,935	University of Minnesota Revenue Bonds, VRDN, Series C, 3.40% due 12/01/2036 (h)	4,935

Mississippi - 2.0%	39,500	Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR (Chevron USA, Inc. Project), VRDN,
		Series A, 3.40% due 12/01/2030 (h)	39,500
	11,500	Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR (Chevron USA, Inc. Project), VRDN,
		Series C, 3.45% due 12/01/2030 (h)	11,500
	15,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR (SG Resources Mississippi LLC),
		VRDN, 3.44% due 5/01/2032 (h)	15,000
	54,072	Mississippi Development Bank, Special Obligation Revenue Bonds (Municipal Gas Authority of Mississippi - Natural Gas
		Supply Project), VRDN, 3.50% due 7/01/2015 (h)	54,072
	89,191	Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series 1212, 3.55% due 12/01/2008 (f)(h)	89,191
	18,080	Mississippi State, Capital Improvement, GO, VRDN, 3.40% due 9/01/2025 (h)	18,080
	5,860	University of Mississippi Educational Building Corporation Revenue Bonds (The University of Mississippi Medical Center
		Pediatric and Research Facilities Project), VRDN, 3.48% due 6/01/2034 (a)(h)	5,860

Missouri - 0.2%	4,630	Jackson County, Missouri, Special Obligation Revenue Bonds, ROCS, VRDN,
		Series II-R-9013, 3.50% due 12/01/2029 (a)(f)(h)	4,630
	5,190	Lehman Municipal Trust Receipts, St. Louis, Missouri, IDA, M/F Housing Revenue Bonds, FLOATS, VRDN, AMT, Series
		2006-K50, 3.64% due 12/20/2044 (f)(h)(n)(o)	5,190
	3,160	Missouri-Illinois Bi-State Development Agency, Subordinate Mass Transit Revenue Bonds (Metrolink Cross County Extension
		Project), VRDN, Series A, 3.48% due 10/01/2035 (h)	3,160

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 5,750	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, ROCS, VRDN,
		Series II-R-620PB, 3.51% due 1/01/2034 (a)(f)(h)	$ 5,750
	6,000	Palmyra, Missouri, IDA, Solid Waste Disposal Revenue Bonds (BASF Corporation Project),
		VRDN, AMT, 3.55% due 12/01/2022 (h)	6,000

Multi-State - 0.2%	22,465	BB&T Municipal Trust, Multi-State Revenue Bonds, FLOATS, VRDN, Series 1001, 3.51% due 8/15/2026 (f)(h)	22,465
	3,347	Clipper Tax-Exempt Certificates Trust, Multi-State Revenue Bonds, VRDN, AMT,
		Series 2007-19, 3.54% due 6/01/2011 (f)(h)(i)	3,347
	2,875	UBS Municipal CRVS Trust, Multi-State, GO, FLOATS, VRDN, Series 07-GM01, 3.52% due 12/01/2031 (f)(h)	2,875

Nebraska - 1.4%	87,625	American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National Public Gas Agency Project), VRDN,
		Series B, 3.45% due 2/01/2014 (h)	87,625
	32,388	American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds, VRDN, Series A, 3.50% due 12/01/2015 (h)	32,388
	2,000	Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN, Series 2004-1016,
		Class A, 3.51% due 1/01/2035 (a)(f)(h)	2,000
	16,995	Eagle Tax-Exempt Trust, Nebraska Public Power District, Revenue Refunding Bonds, VRDN, Series 2007-0013, Class A,
		3.54% due 1/01/2031 (b)(f)(h)	16,995
	5,950	Eclipse Funding Trust, Solar Eclipse Certificates, Omaha, Nebraska, Public Power District Revenue Bonds, VRDN,
		Series 2006-0025, 3.48% due 2/01/2036 (a)(f)(h)	5,950
	4,330	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS, VRDN,
		Series II-R-2051, 3.50% due 4/01/2022 (d)(f)(h)	4,330
	14,120	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, ROCS, VRDN,
		Series II-R-9031, 3.50% due 2/01/2039 (f)(h)	14,120

Nevada - 0.5%	4,670	Clark County, Nevada, School District, GO, PUTTERS, VRDN, Series 1429, 3.54% due 12/15/2013 (d)(f)(h)	4,670
	18,965	Eagle Tax-Exempt Trust, Clark County, Nevada, GO, Refunding, VRDN, Series 2007-0011,
		Class A, 3.49% due 11/01/2030 (a)(f)(h)	18,965
	9,015	Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN, Series B 10, 3.50% due 6/01/2024 (e)(f)(h)	9,015
	5,850	Nevada State Department of Business and Industry, Solid Waste Disposal Revenue Bonds (Republic Services Inc. Project),
		VRDN, AMT, 4.15% due 12/01/2034 (h)	5,850
	5,895	Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, FLOATS, VRDN,
		Series 51TP, 3.48% due 7/01/2030 (d)(f)(h)	5,895
	9,330	Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-6078, 3.50% due 1/01/2027 (d)(f)(h)	9,330
	7,145	Washoe County, Nevada, School District, GO, ROCS, VRDN, Series II-R-2012, 3.55% due 6/01/2020 (b)(f)(h)	7,145

New Hampshire - 0.3%	10,550	Eclipse Funding Trust, Solar Eclipse Certificates, New Hampshire Health and Educational Facilities Authority Revenue Bonds,
		VRDN, Series 2007-0018, 3.82% due 7/01/2036 (a)(f)(h)	10,550
	7,000	New Hampshire Health and Educational Facilities Authority, Revenue Refunding Bonds (Dartmouth College), VRDN,
		Series A, 3.48% due 6/01/2031 (h)	7,000
	12,470	New Hampshire Health and Educational Facilities Authority, Revenue Refunding Bonds (Dartmouth Hitchcock Obligation),
		VRDN, Series A, 3.42% due 8/01/2031 (d)(h)	12,470
	7,415	New Hampshire State Business Finance Authority, Resource Recovery Revenue Refunding Bonds (Wheelabrator), VRDN,
		Series A, 3.45% due 1/01/2018 (h)	7,415

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

New Jersey - 0.5%	$ 2,595	Deutsche Bank SPEARs/LIFERs Trust, New Jersey State Transportation Trust Fund Revenue Bonds, SPEARs, VRDN, AMT,
		Series DB-452, 3.49% due 12/15/2033 (d)(f)(h)	$ 2,595
	4,855	New Jersey EDA, Revenue Refunding Bonds (Presbyterian Homes), VRDN, Series B, 3.42% due 4/01/2016 (h)	4,855
	6,115	New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
		Series 702, 3.48% due 7/01/2014 (e)(f)(h)	6,115
	20,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
		Series 2086, 3.48% due 12/15/2017 (a)(f)(h)	20,000
	13,935	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1, 3.35% due 1/01/2024 (d)(h)	13,935
	10,582	Port Authority of New York and New Jersey, CP, 3.05% due 3/06/2008	10,582
	4,100	Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds (Versatile Structure Obligation),
		VRDN, AMT, Series 1R, 3.42% due 8/01/2028 (h)	4,100

New Mexico - 1.0%	14,505	Eclipse Funding Trust, Solar Eclipse Certificates, Rio Rancho, New Mexico, Water and Waste Water Revenue Bonds, VRDN,
		Series 2006-0019, 3.48% due 5/15/2032 (e)(f)(h)	14,505
	1,200	Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN, AMT, Series C, 3.52% due 9/01/2024 (h)	1,200
	7,305	New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-7509, 3.50% due 6/15/2023 (a)(f)(h)	7,305
	6,494	New Mexico Mortgage Finance Authority Revenue Bonds, FLOATS, VRDN, AMT,
		Series 56TP, 3.51% due 3/01/2042 (f)(h)	6,494
	83,000	New Mexico State, TRAN, 3.75% due 6/30/2008	83,289

New York - 3.2%	75,000	Albany, New York, City School District, GO, Refunding, BAN, 4.25% due 6/27/2008	75,187
	13,995	Municipal Securities Trust Certificates, New York City, New York, City Transitional Finance Authority Revenue Bonds,
		VRDN, Series 2002-202, Class A, 3.52% due 10/21/2010 (b)(f)(h)(i)	13,995
	18,000	New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue Bonds (20 Exchange Place
		Project), VRDN, Series A, 3.45% due 6/01/2039 (h)	18,000
	13,000	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue Bonds (Brittany
		Development), VRDN, AMT, Series A, 3.50% due 6/15/2029 (h)(m)	13,000
	24,000	New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC Project), VRDN,
		Series A, 3.48% due 11/01/2039 (h)	24,000
	40,000	New York City, New York, City Municipal Water Finance Authority, CP, 3.55% due 1/17/2008	40,000
	16,000	New York City, New York, City Municipal Water Finance Authority, CP, 3.48% due 2/06/2008	16,000
	19,585	New York City, New York, City Transitional Finance Authority Revenue Bonds (New York City Recovery), VRDN,
		Series 3, Sub-Series 3-G, 3.35% due 11/01/2022 (h)	19,585
	8,100	New York City, New York, City Transitional Finance Authority, Special Tax Revenue Refunding Bonds, VRDN,
		Series C, 3.35% due 2/01/2032 (h)	8,100
	25,000	New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.51% due 12/15/2033 (f)(h)	25,000
	16,840	New York City, New York, GO, VRDN, Series F-4, 3.40% due 2/15/2020 (h)	16,840
	5,675	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, ROCS, VRDN,
		Series II-R-6084, 3.49% due 10/01/2023 (e)(f)(h)	5,675
	2,800	New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT,
		Series A, 3.52% due 11/01/2032 (c)(h)	2,800

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 29,500	New York State, HFA, Revenue Bonds (42nd & 10th Project), VRDN, AMT, Series A, 3.53% due 11/01/2041 (h)	$ 29,500
	6,500	New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series G, 3.35% due 3/15/2028 (h)	6,500
	15,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN, AMT, 37th
		Series, 3.35% due 4/01/2035 (h)	15,200
	11,031	New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding Bonds, FLOATS, VRDN, Series
		1611, 3.48% due 4/01/2025 (a)(f)(h)	11,031
	10,955	New York State Thruway Authority, State Personal Income Tax, Revenue Refunding Bonds, FLOATS, VRDN,
		Series 1194, 3.48% due 3/15/2023 (d)(f)(h)	10,955
	18,570	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, VRDN,
		Series B, 3.42% due 1/01/2033 (a)(h)	18,570

North Carolina - 4.0%	6,275	Charlotte-Mecklenburg, North Carolina, Hospital Authority Revenue Bonds (Health Care System), VRDN,
		Series C, 3.45% due 1/15/2026 (h)	6,275
	37,325	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, VRDN, Series B, 3.43% due 7/01/2036 (h)	37,325
	10,890	Eagle Tax-Exempt Trust, North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds, VRDN,
		Series 2007-0015, Class A, 3.49% due 7/01/2042 (f)(h)	10,890
	4,800	Lee County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR (Arden Corporation Project),
		VRDN, AMT, 3.58% due 8/01/2034 (h)	4,800
	29,030	Mecklenburg County, North Carolina, COP, VRDN, 3.43% due 2/01/2025 (h)	29,030
	45,205	Mecklenburg County, North Carolina, COP, VRDN, 3.43% due 2/01/2026 (h)	45,205
	1,500	Mecklenburg County, North Carolina, COP, VRDN, Series A, 3.46% due 2/01/2027 (h)	1,500
	21,010	Mecklenburg County, North Carolina, GO, VRDN, Series A, 3.43% due 2/01/2026 (h)	21,010
	12,000	New Hanover County, North Carolina, COP, VRDN, 3.43% due 10/01/2032 (h)	12,000
	4,025	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, MERLOTS, VRDN,
		Series A22, 3.50% due 1/01/2024 (f)(h)	4,025
	3,100	North Carolina Educational Facilities Finance Agency, Educational Facilities Revenue Bonds (Duke University Project),
		VRDN, Series A, 3.40% due 12/01/2017 (h)	3,100
	3,200	North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN, AMT, Series B12, 3.55% due 7/01/2037 (f)(h)	3,200
	3,000	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 3.48% due 1/01/2035 (h)	3,000
	9,774	North Carolina HFA, Home Ownership Revenue Refunding Bonds, FLOATS, VRDN, AMT,
		Series 1784, 3.55% due 1/01/2039 (f)(h)	9,774
	58,450	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Novant Health Inc.), VRDN,
		Series A, 3.47% due 11/01/2034 (h)	58,450
	22,400	North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding Bonds (Duke University Health
		System), VRDN, Series B, 3.46% due 6/01/2028 (h)	22,400
	10,400	North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding Bonds (Duke University Health
		System), VRDN, Series C, 3.46% due 6/01/2028 (h)	10,400
	33,650	North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone Memorial Health System), VRDN, Series
		A, 3.40% due 10/01/2035 (h)	33,650

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 26,500	North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone Memorial Health System), VRDN, Series
		B, 3.40% due 10/01/2035 (h)	$ 26,500
	17,100	North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment Financing Project),
		ACES, VRDN, 3.40% due 12/01/2025 (e)(h)	17,100
	23,550	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Duke University Hospital Project),
		VRDN, 3.42% due 6/01/2023 (h)	23,550
	4,500	North Carolina State, GO, MERLOTS, VRDN, Series A23, 3.50% due 3/01/2027 (f)(h)	4,500
	6,400	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, ROCS, VRDN,
		Series II-R-645, 3.50% due 3/01/2036 (f)(h)	6,400
	2,400	Union County, North Carolina, GO, Refunding, VRDN, Series A, 3.42% due 3/01/2029 (h)	2,400
	17,950	University of North Carolina at Chapel Hill, Hospital Revenue Refunding Bonds, VRDN, Series B, 3.48% due 2/15/2031 (h)	17,950
	4,100	University of North Carolina, University Revenue Refunding Bonds, VRDN, Series B, 3.40% due 12/01/2025 (h)	4,100
	45,250	Wake County, North Carolina, GO, VRDN, Series A, 3.40% due 4/01/2019 (h)	45,250
	2,700	Wake County, North Carolina, Industrial Facilities and Pollution Control Financing Authority Revenue Bonds (Solid Waste
		Disposal-Highway 55), VRDN, AMT, 3.55% due 9/01/2013 (h)	2,700

Ohio - 2.0%	2,000	Ashland, Ohio, Various Purpose Improvement Notes, GO, 4.25% due 5/22/2008	2,004
	1,500	Avon, Ohio, BAN, 3.95% due 5/29/2008	1,501
	1,500	Berea, Ohio, BAN (Municipal Court Construction), 4% due 7/03/2008	1,502
	975	Brecksville, Ohio, BAN, 4% due 7/03/2008	976
	2,285	Brookville, Ohio, GO, BAN, 4.25% due 4/25/2008	2,289
	1,930	Brunswick, Ohio, Special Assessment Improvement, BAN, 3.90% due 4/03/2008	1,931
	9,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, FLOATS, VRDN, Series
		2125, 3.52% due 6/01/2017 (f)(h)	9,500
	30,000	Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 3.40% due 1/01/2033 (d)(h)	30,000
	5,500	Columbus, Ohio, City School District, GO, TOCS, VRDN, Series H, 3.44% due 10/11/2012 (d)(f)(h)	5,500
	11,000	Dayton-Montgomery County Port Authority, Ohio, Special Airport Facilities Revenue Bonds (Wilmington Air Park LLC),
		VRDN, AMT, Series B, 3.64% due 2/01/2037 (h)	11,000
	8,000	Dayton-Montgomery County Port Authority, Ohio, Special Airport Facilities Revenue Bonds (Wilmington Air Park LLC),
		VRDN, AMT, Series C, 3.64% due 2/01/2037 (h)	8,000
	3,050	Deerfield Township, Ohio, GO, BAN, 3.45% due 11/18/2008	3,050
	2,840	Dover, Ohio, Municipal Electric System Improvement Notes, GO, 4.25% due 6/05/2008	2,846
	2,000	Fairfield, Ohio, Golf Course Improvements, GO, BAN, 4% due 12/05/2008	2,010
	1,623	Franklin, Ohio, GO, BAN, 3.67% due 3/12/2008	1,623
	8,875	Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban Redevelopment Corporation Project),
		VRDN, 3.49% due 8/01/2036 (h)	8,875
	1,770	Hudson, Ohio, City School District, Energy Conservation, GO, BAN, 4% due 3/13/2008	1,771
	4,000	Licking County, Ohio, GO, Refunding (Buckeye Lake Project), BAN, 3.75% due 8/27/2008	4,015
	3,000	Mahoning County, Ohio, Hospital Facilities Revenue Bonds (Mahoning Valley Hospital, Inc. Project),
		VRDN, 3.73% due 12/01/2033 (h)	3,000
	3,370	Marysville, Ohio, GO, BAN, 4.125% due 6/05/2008	3,376

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 2,370	Municipal Securities Trust Certificates, Princeton, Ohio, City School District, GO, VRDN,
		Series SGB 50-A, 3.49% due 12/01/2030 (e)(f)(h)	$ 2,370
	780	North Olmsted, Ohio, Capital Improvement and Equipment, BAN, 3.90% due 4/03/2008	780
	5,000	North Royalton, Ohio, Various Purpose Improvement, BAN, 3.90% due 2/28/2008	5,002
	2,150	Oakwood, Ohio, Capital Facilities, GO, BAN, 4% due 3/13/2008	2,151
	7,900	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas and Electric), VRDN,
		Series A, 3.75% due 9/01/2030 (h)	7,900
	16,300	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas and Electric), VRDN,
		Series B, 3.85% due 9/01/2030 (h)	16,300
	22,890	Ohio State, GO, Common Schools, VRDN, Series A, 3.40% due 3/15/2025 (h)	22,890
	32,605	Ohio State, GO, Common Schools, VRDN, Series B, 3.37% due 3/15/2025 (h)	32,605
	5,670	Ohio State, GO, PUTTERS, VRDN, Series 2127, 3.50% due 3/01/2015 (f)(h)	5,670
	4,500	Ohio State, GO, ROCS, VRDN, Series II-R-9144, 3.50% due 3/01/2017 (f)(h)	4,500
	10,200	Ohio State, GO, Refunding, VRDN, Series D, 3.38% due 2/01/2019 (h)	10,200
	2,500	Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT, 3.72% due 11/01/2035 (h)	2,500
	600	Ohio State University, General Receipts Revenue Bonds, VRDN, Series B, 3.37% due 6/01/2035 (h)	600
	5,600	Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corporation Project),
		VRDN, AMT, 3.46% due 8/01/2026 (h)	5,600
	775	Pickerington, Ohio, Sanitation and Sewer System, GO, BAN, 4.15% due 3/05/2008	776
	3,000	Richland County, Ohio, Correctional Facilities, GO, BAN, 4.50% due 2/21/2008	3,003

Oklahoma - 0.5%	8,005	Morgan Keegan Municipal Products, Inc., Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
		VRDN, AMT, Series E, 3.56% due 12/01/2041 (f)(h)	8,005
	5,000	Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips Company Project),
		VRDN, AMT, 3.58% due 12/01/2038 (h)	5,000
	2,500	Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips Company Project), VRDN, AMT,
		Series B, 3.58% due 8/01/2037 (h)	2,500
	43,745	Oklahoma State Student Loan Authority Revenue Bonds, VRDN, AMT, Series A, 3.55% due 12/01/2034 (e)(h)	43,745

Oregon - 0.4%	11,730	ABN AMRO MuniTops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4, 3.49% due 6/01/2009 (e)(f)(h)	11,730
	9,175	Clackamas County, Oregon, Hospital Facility Authority Revenue Bonds (Legacy Health System),
		VRDN, 3.47% due 2/15/2030 (h)	9,175
	30,000	Klamath Falls, Oregon, Electric Revenue Refunding Bonds (Klamath Cogeneration Project), Senior Lien,
		VRDN, 6% due 1/01/2009 (h)(p)	31,431

Pennsylvania - 3.0%	6,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds, PUTTERS, VRDN,
		Series 2327, 3.50% due 2/01/2011 (f)(h)	6,000
	6,293	Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center),
		VRDN, Series B-1, 3.56% due 12/01/2016 (h)	6,293
	5,000	Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers), VRDN,
		Series A, 3.42% due 4/01/2030 (h)	5,000
	25,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, VRDN,
		Series D, 3.45% due 12/01/2020 (h)	25,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 13,200	Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania Loan Program), VRDN,
		Series A, 3.45% due 3/01/2030 (d)(h)	$ 13,200
	9,897	Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN, Series 820, 3.50% due 7/01/2022 (e)(f)(h)	9,897
	10,000	Moon, IDA, Pennsylvania, First Mortgage Revenue Bonds (Providence Point Project), VRDN, 3.50% due 7/01/2038 (h)	10,000
	4,990	Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 3.50% due 2/15/2027 (e)(f)(h)	4,990
	13,230	Municipal Securities Trust Certificates, Delaware Valley Regional Finance Authority, Pennsylvania, Local Government
		Revenue Bonds, VRDN, Series SGC 15, Class A, 3.50% due 6/01/2027 (f)(h)	13,230
	3,800	New Garden General Authority, Pennsylvania, Revenue Bonds (Municipal Pooled Financing Program II),
		VRDN, 3.42% due 12/01/2033 (d)(h)	3,800
	16,215	Northampton County, Pennsylvania, Higher Education Authority Revenue Bonds (Lehigh University),
		VRDN, Series A, 3.42% due 11/15/2021 (h)	16,215
	7,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (PPL Energy Supply LLC
		Project), VRDN, AMT, 3.20% due 2/01/2008 (h)	7,000
	6,700	Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue Refunding Bonds (Sunoco Inc. - R
		& M Project), VRDN, AMT, Series B, 3.60% due 10/01/2034 (h)	6,700
	9,640	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B, 3.50% due 4/01/2035 (h)	9,640
	6,300	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 89, 3.50% due 10/01/2035 (h)	6,300
	9,200	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series 91-B, 3.50% due 10/01/2036 (h)	9,200
	7,500	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series 99C, 3.50% due 10/01/2023 (h)	7,500
	5,380	Pennsylvania State, GO, FLOATS, VRDN, Series 2223, 3.50% due 8/01/2017 (f)(h)	5,380
	5,500	Pennsylvania State Turnpike Commission, Registration Fee Revenue Refunding Bonds, VRDN,
		Series B, 3.40% due 7/15/2041 (d)(h)	5,500
	15,055	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, FLOATS, VRDN,
		Series 1402, 3.50% due 12/01/2024 (a)(f)(h)	15,055
	9,030	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
		Series B, 3.42% due 12/01/2012 (h)	9,030
	7,900	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
		Series U, 3.40% due 12/01/2019 (h)	7,900
	20,000	Philadelphia, Pennsylvania, Gas Works, CP, 3.39% due 1/04/2008	20,000
	18,800	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6, 3.42% due 8/01/2031 (d)(h)	18,800
	19,750	Philadelphia, Pennsylvania, School District, GO, TRAN, Series A, 4.50% due 6/27/2008	19,823
	18,565	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
		Series B, 3.46% due 8/01/2018 (d)(h)	18,565
	30,000	Saint Mary Hospital Authority of Bucks County, Pennsylvania, Revenue Bonds (Catholic Health Initiatives), VRDN, Series C,
		3.37% due 5/01/2044 (h)	30,000
	11,600	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Bonds (University Capital
		Project), VRDN, Series A, 3.40% due 9/15/2039 (h)	11,600
	13,000	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Bonds (University Capital
		Project), VRDN, Series C, 3.35% due 9/15/2035 (h)	13,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 6,000	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds
		(University Capital Project), VRDN, Series A, 3.40% due 9/15/2015 (h)	$ 6,000
	3,900	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds
		(University Capital Project), VRDN, Series A, 3.40% due 9/15/2022 (h)	3,900
	8,000	Washington County, Pennsylvania, Authority Revenue Refunding Bonds (University of Pennsylvania),
		VRDN, 3.33% due 7/01/2034 (h)	8,000

Rhode Island - 0.6%	5,000	East Providence, Rhode Island, GO, TAN, 3% due 7/09/2008	5,004
	13,965	Narragansett Bay Commission, Rhode Island, Wastewater System Revenue Bonds, ROCS, VRDN,
		Series II-R-780PB, 3.51% due 2/01/2032 (e)(f)(h)	13,965
	5,345	Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds, ROCS, VRDN,
		Series II-R-599, 3.50% due 4/01/2033 (f)(h)	5,345
	5,685	Rhode Island State and Providence Plantations, COP, PUTTERS, VRDN, Series 978, 3.54% due 10/01/2015 (e)(f)(h)	5,685
	25,965	Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 568, 3.50% due 9/01/2017 (e)(f)(h)	25,965
	15,765	Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 720, 3.55% due 11/01/2022 (b)(f)(h)	15,765

South Carolina - 2.0%	9,080	Bank of America MACON Trust, South Carolina Jobs EDA, Revenue Bonds, VRDN,
		Series 2007-303, 3.51% due 2/01/2012 (f)(h)	9,080
	1,600	Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds (Amoco Chemical Company Project), VRDN,
		AMT, 3.50% due 4/01/2027 (h)	1,600
	26,700	Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds (Amoco Chemical Company Project), VRDN,
		AMT, 3.50% due 4/01/2028 (h)	26,700
	12,900	Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds (Amoco Chemical Company Project), VRDN,
		AMT, 3.50% due 5/01/2038 (h)	12,900
	11,500	Eagle Tax-Exempt Trust, South Carolina State Public Service Authority, Revenue Bonds, VRDN, Series 2006-0007,
		Class A, 3.51% due 1/01/2036 (e)(f)(h)	11,500
	6,780	Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Revenue Bonds (Roche Carolina Inc.
		Project), VRDN, AMT, 3.52% due 4/01/2027 (h)	6,780
	23,400	Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds, VRDN,
		Series A, 3.45% due 5/01/2035 (a)(h)	23,400
	22,445	Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds, VRDN,
		Series B, 3.45% due 5/01/2035 (a)(h)	22,445
	12,200	Greenwood County, South Carolina, Exempt Facility Industrial Revenue Refunding Bonds (Fuji Photo Film Project), VRDN,
		AMT, 3.60% due 9/01/2011 (h)	12,200
	7,700	Horry County, South Carolina, School District, GO, VRDN, Series C, 4% due 3/03/2008 (h)	7,708
	8,035	Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue Refunding Bonds, VRDN,
		Series A-5, 3.50% due 8/15/2027 (e)(h)(o)	8,035
	10,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, VRDN,
		Series A, 3.55% due 1/01/2024 (e)(h)	10,000
	5,265	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, PUTTERS, VRDN, AMT,
		Series 1388, 3.54% due 7/01/2010 (a)(f)(h)	5,265

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 2,070	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, ROCS, VRDN, AMT,
		Series II-R-398, 3.58% due 7/01/2034 (d)(f)(h)	$ 2,070
	6,250	South Carolina Jobs, EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 3.58% due 12/01/2033 (h)	6,250
	37,255	South Carolina Jobs, EDA, Hospital Facilities Revenue Bonds (Sisters of Charity Providence Hospitals),
		VRDN, 3.45% due 11/01/2031 (h)	37,255
	12,500	South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, VRDN,
		Series 728, 3.50% due 10/01/2022 (a)(f)(h)	12,500
	5,870	South Carolina Transportation Infrastructure Bank Revenue Bonds, ROCS, VRDN,
		Series II-R-9016, 3.50% due 10/01/2033 (a)(f)(h)	5,870
	10,990	Spartanburg, South Carolina, Waterworks Revenue Bonds, ROCS, VRDN,
		Series II-R-11020PB, 3.51% due 6/01/2036 (d)(f)(h)	10,990

Tennessee - 3.6%	10,000	BNP Paribas STARS Certificates Trust, The Tennergy Corporation, Tennessee, Gas Revenue Bonds, VRDN,
		Series 2006-001, 3.52% due 5/01/2016 (f)(h)	10,000
	850	Blount County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		D-3-A, 3.56% due 6/01/2034 (h)	850
	11,875	Chattanooga, Tennessee, Health, Education and Housing Facility Board Revenue Bonds (The McCallie School Project),	11,875
		VRDN, 3.44% due 7/01/2025 (h)
	27,810	Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing (Tennessee Municipal Bond Fund),
		VRDN, 3.48% due 11/01/2027 (h)	27,810
	51,615	Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing (Tennessee Municipal Bond Fund),
		VRDN, 3.48% due 6/01/2029 (h)	51,615
	25,925	Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing (Tennessee Municipal Bond Fund),
		VRDN, 3.48% due 7/01/2034 (h)	25,925
	2,000	Franklin, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series 101-A-
		1, 3.57% due 6/01/2019 (h)	2,000
	8,100	Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project), VRDN, 3.48% due 6/01/2023 (h)	8,100
	33,000	Metropolitan Government of Nashville and Davidson County, Tennessee, Health and Educational Facilities Board Revenue
		Bonds (Ascension Health), VRDN, 3.38% due 11/15/2031 (h)	33,000
	14,178	Metropolitan Government of Nashville and Davidson County, Tennessee, IDB, Revenue Bonds (Nashville Symphony Hall
		Project), VRDN, Series A, 3.48% due 12/01/2031 (h)	14,178
	36,000	Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue Bonds (Tennessee County Loan Pool),
		VRDN, 3.48% due 2/01/2036 (h)	36,000
	24,925	Morgan Keegan Municipal Products, Inc., Tennessee, Revenue Bonds, VRDN, AMT, Series F, 3.45% due 8/12/2010 (f)(h)	24,925
	39,600	Municipal Energy Acquisition Corporation, Tennessee, Gas Revenue Bonds, PUTTERS, VRDN,
		Series 1578, 3.52% due 2/01/2013 (f)(h)	39,600
	7,100	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		II-A-1, 3.47% due 6/01/2024 (a)(h)	7,100
	10,000	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		III-D-2, 3.47% due 6/01/2017 (a)(h)	10,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 3,770	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		III-D-6, 3.47% due 6/01/2020 (a)(h)	$ 3,770
	18,610	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		III-E-1, 3.47% due 6/01/2025 (h)	18,610
	10,000	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		III-E-4, 3.47% due 6/01/2025 (a)(h)	10,000
	6,000	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series
		IV-A-4, 3.57% due 6/01/2020 (d)(h)	6,000
	3,080	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement, Revenue Refunding Bonds,
		VRDN, Series II-E-2, 3.47% due 6/01/2021 (a)(h)	3,080
	10,000	Shelby County, Tennessee, Public Improvement and Schools, GO, VRDN, Series B, 3.40% due 4/01/2030 (h)	10,000
	49,875	The Tennergy Corporation, Tennessee, Gas Revenue Bonds, PUTTERS, VRDN, Series 1258Q, 3.52% due 11/01/2013 (f)(h)	49,875
	14,000	Tennessee State Local Development Authority, CP, 3.42% due 2/12/2008	14,000

Texas - 18.0%	22,000	Austin, Texas, Combined Utility System Notes (Travis & Williamson County), Series A, CP, 3.03% due 3/07/2008	22,000
	4,465	Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-6029, 3.50%
		due 11/15/2024 (a)(f)(h)	4,465
	4,500	Brazos Harbor, Texas, Industrial Development Corporation, Environmental Facilities Revenue Bonds (ConocoPhillips
		Company Project), VRDN, AMT, 3.58% due 8/01/2038 (h)	4,500
	10,000	Brazos River Authority, Texas, Harbor Navigational District, Brazoria County Revenue Bonds (BASF Corp.), VRDN, AMT,
		3.61% due 4/01/2032 (h)	10,000
	64,360	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC), VRDN, AMT,
		Series D-1, 3.60% due 5/01/2033 (h)	64,360
	4,200	Brazos River Harbor Navigation District, Texas, Brazoria County Environmental Revenue Bonds (Dow Chemical Company),
		VRDN, Series A-2, 3.60% due 5/15/2033 (h)	4,200
	2,400	Brazos River Harbor Navigation District, Texas, Brazoria County Environmental Revenue Bonds (Dow Chemical Company),
		VRDN, Series B-1, 3.56% due 5/15/2033 (h)	2,400
	25,000	Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds (BASF Corporation Project),
		VRDN, AMT, 3.55% due 5/01/2038 (h)	25,000
	1,980	Brownsville, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-4074, 3.50% due 9/01/2024 (a)(f)(h)	1,980
	4,100	Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, VRDN, AMT,
		Series A, 3.936% due 7/01/2008 (h)	4,100
	10,000	Clipper Tax-Exempt Certificates Trust, Texas, Revenue Bonds, VRDN, Series 2007-46, 3.49% due 8/01/2017 (f)(h)(i)	10,000
	10,925	Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP, 3.48% due 2/15/2026 (f)(h)	10,925
	7,240	Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-2001, 3.70% due 9/01/2017 (a)(f)(h)	7,240
	3,695	Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-2149, 3.50% due 7/15/2024 (d)(f)(h)	3,695
	2,555	Cypress-Fairbanks, Texas, Independent School District, GO, FLOATS, VRDN, Series 86TP, 3.48% due 2/15/2030 (e)(f)(h)	2,555

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 2,300	Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation Revenue Refunding Bonds (United Parcel
		Service Inc.), VRDN, 3.52% due 5/01/2032 (h)	$ 2,300
	4,407	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, FLOATS, VRDN, AMT,
		Series 824, 3.27% due 11/01/2015 (a)(f)(h)	4,407
	7,140	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
		Series 350, 3.54% due 5/01/2011 (e)(f)(h)	7,140
	2,500	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
		Series 351, 3.54% due 5/01/2008 (d)(f)(h)	2,500
	4,995	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
		Series 385, 3.54% due 5/01/2008 (b)(f)(h)	4,995
	8,430	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS, VRDN, AMT,
		Series II-R-12084, 3.63% due 11/01/2013 (a)(d)(f)(h)	8,430
	3,425	Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, PUTTERS, VRDN, AMT,
		Series 1019, 3.54% due 5/01/2010 (b)(f)(h)	3,425
	6,100	Dallas, Texas, Area Rapid Transit Revenue Bonds, ROCS, VRDN, Series II-R-10287, 3.49% due 12/01/2011 (a)(f)(h)	6,100
	2,500	Denton, Texas, Independent School District, GO, VRDN, Series 2005-A, 3.46% due 8/01/2035 (h)	2,500
	12,000	Eagle Tax-Exempt Trust, Houston, Texas, Airport System Revenue Bonds, VRDN,
		Series 2007-0117, Class A, 3.55% due 7/01/2017 (b)(f)(h)	12,000
	4,915	Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 3.51% due 8/15/2026 (f)(h)	4,915
	14,500	Eagle Tax-Exempt Trust, San Antonio, Texas, Water Revenue Refunding Bonds, VRDN,
		Series 2006-0005, Class A, 3.51% due 5/15/2040 (e)(f)(h)	14,500
	3,200	Ector County, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
		Series 1707, 3.50% due 2/15/2015 (f)(h)	3,200
	4,500	Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 3.49% due 3/01/2032 (e)(f)(h)	4,500
	12,250	Galena Park, Texas, Independent School District, GO, Refunding, FLOATS, VRDN,
		Series SG-153, 3.48% due 8/15/2023 (f)(h)	12,250
	5,300	Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding Bonds (Southern Air Transport), VRDN,
		3.45% due 3/01/2010 (h)	5,300
	1,600	Gulf Coast IDA, Texas, Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation Project),
		VRDN, AMT, 3.50% due 10/01/2032 (h)	1,600
	8,900	Gulf Coast IDA, Texas, Exempt Facilities Revenue Bonds (BP Global Power Corporation),
		VRDN, AMT, 3.50% due 4/01/2038 (h)	8,900
	9,800	Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corporation Project),
		VRDN, AMT, 3.50% due 4/01/2026 (h)	9,800
	19,000	Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds (American Aeryl LP Project), VRDN,
		AMT, 3.55% due 5/01/2038 (h)	19,000
	2,800	Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds (Exxon Mobil Project), VRDN, AMT,
		Series A, 3.45% due 6/01/2030 (h)	2,800
	4,300	Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Refunding Bonds (BP Products North America
		Project), VRDN, AMT, 3.50% due 7/01/2036 (h)	4,300

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 5,000	Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project), VRDN, AMT, 3.50% due 5/01/2023 (h)	$ 5,000
	2,200	Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air Products Project),
		VRDN, AMT, 3.60% due 12/01/2039 (h)	2,200
	2,500	Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste Management Inc.), VRDN, AMT,
		Series A, 3.53% due 4/01/2019 (h)	2,500
	21,300	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (Amoco Oil Company Project),
		VRDN, AMT, 3.50% due 8/01/2023 (h)	21,300
	11,340	Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding Bonds, TOCS, VRDN,
		Series Z-3, 3.48% due 11/15/2025 (e)(f)(h)	11,340
	85,600	Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding Bonds (Methodist Hospital System),
		VRDN, Series A, 3.42% due 12/01/2032 (h)	85,600
	99,375	Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding Bonds (Saint Luke's Episcopal
		Hospital), VRDN, Series B, 3.53% due 2/15/2031 (h)	99,375
	32,000	Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding Bonds (YMCA of the Greater Houston
		Area), VRDN, 3.10% due 7/01/2034 (h)	32,000
	31,350	Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal Revenue Bonds (Deer Park Limited
		Partnership), VRDN, AMT, 3.57% due 2/01/2023 (h)	31,350
	4,945	Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-1030, 3.50% due 8/15/2017 (d)(f)(h)	4,945
	13,200	Houston, Texas, Airport System Revenue Refunding Bonds, ROCS, VRDN, Series II-R-12046, 3.56% due 7/01/2012 (f)(h)	13,200
	9,235	Houston, Texas, Higher Education Finance Corporation, Higher Education Revenue Bonds, PUTTERS, VRDN,
		Series 1865, 3.50% due 5/15/2015 (f)(h)	9,235
	42,275	Houston, Texas, Independent School District, GO, VRDN, 3.75% due 6/15/2031 (h)	42,286
	5,330	Houston, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series II-R-4063, 3.50% due 5/15/2021 (d)(f)(h)	5,330
	3,370	Houston, Texas, Water and Sewer Enterprise, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-787, 3.51% due 12/01/2028 (d)(f)(h)	3,370
	5,465	Houston, Texas, Water and Sewer System, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-630, 3.51% due 12/01/2020 (d)(f)(h)	5,465
	6,300	Katy, Texas, Independent School District, School Building, GO, VRDN, 3.43% due 8/15/2033 (h)	6,300
	15,000	Lower Colorado River Authority, Texas, CP, 3.78% due 2/06/2008	15,000
	10,395	Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding Bonds, VRDN,
		Series 2001-134, Class A, 3.52% due 5/15/2010 (d)(f)(h)	10,395
	8,800	Municipal Securities Trust Certificates, Houston, Texas, Independent School District, GO, Refunding, VRDN,
		Series 233, Class A, 3.57% due 1/09/2014 (f)(h)	8,800
	3,000	Municipal Securities Trust Certificates, San Antonio, Texas, Water Revenue Refunding Bonds, VRDN,
		Series SGB 66, 3.54% due 5/15/2037 (b)(f)(h)	3,000
	53,000	North Central Texas Health Facility Development Corporation, CP, 3.20% due 2/04/2008	53,000
	13,000	North Central Texas Health Facility Development Corporation, CP, 3.40% due 2/06/2008	13,000
	33,000	North Central Texas Health Facility Development Corporation, CP, 3.08% due 2/11/2008	33,000
	25,000	North Central Texas Health Facility Development Corporation, CP, 3% due 3/06/2008	25,000
	8,440	North Texas Municipal Water District, Texas, Water System Revenue Bonds, ROCS, VRDN,
		Series II-R-593PB, 3.51% due 9/01/2035 (e)(f)(h)	8,440

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$510,000	North Texas Thruway Authority Revenue Bonds, BAN, 4.125% due 11/19/2008	$ 510,014
	3,375	Plano, Texas, Independent School District, GO, PUTTERS, VRDN, Series 1428, 3.50% due 8/15/2010 (f)(h)	3,375
	17,335	Port Arthur, Texas, Navigation District, Environmental Facilities Revenue Refunding Bonds (Motiva Enterprises Project),
		VRDN, AMT, 3.83% due 12/01/2027 (h)	17,335
	10,000	Port Arthur, Texas, Navigation District, Industrial Development Corporation, Exempt Facilities Revenue Bonds (Air Products
		and Chemicals Project), VRDN, AMT, 3.60% due 4/01/2036 (h)	10,000
	8,400	Port Arthur, Texas, Navigation District, Industrial Development Corporation, Exempt Facilities Revenue Bonds (Air Products
		and Chemicals Project), VRDN, AMT, 3.54% due 5/01/2040 (h)	8,400
	10,000	Port Arthur, Texas, Navigation District Revenue Bonds (Atofina Petrochemicals), VRDN, AMT, Series B, 3.65%
		due 4/01/2027 (h)	10,000
	25,000	Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation Project),
		VRDN, AMT, 3.61% due 4/01/2033 (h)	25,000
	7,000	Port Arthur, Texas, Navigation District Revenue Bonds (Fina Oil and Chemical Company Project),
		VRDN, AMT, 3.56% due 5/01/2033 (h)	7,000
	22,650	Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal, Revenue Refunding Bonds (Flint Hills
		Resources LP Project), VRDN, AMT, Series A, 3.72% due 7/01/2029 (h)	22,650
	29,186	Port of Houston Authority, Harris County, Texas, CP, 3.40% due 2/06/2008	29,186
	11,000	Red River Authority, Texas, Solid Waste Disposal Revenue Bonds (Panda Hereford Ethanol Project),
		VRDN, AMT, 3.51% due 7/01/2030 (h)	11,000
	12,100	Red River, Texas, Education Finance Revenue Bonds (Texas Christian University), VRDN, 3.40% due 3/01/2030 (h)	12,100
	14,500	Red River, Texas, Education Finance Revenue Bonds (Texas Christian University), VRDN, 3.40% due 3/15/2035 (h)	14,500
	3,100	San Antonio, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
		Series 1726, 3.50% due 8/15/2014 (f)(h)	3,100
	5,235	Sheldon, Texas, Independent School District, GO, PUTTERS, VRDN, Series 2009, 3.50% due 2/15/2014 (f)(h)	5,235
	4,120	Socorro, Texas, Independent School District, GO, ROCS, VRDN, Series II-R-2222, 3.50% due 8/15/2022 (f)(h)	4,120
	3,900	Southwest Texas Higher Education Authority Incorporated, Revenue Refunding Bonds (Southern Methodist University),
		VRDN, 3.44% due 7/01/2015 (h)	3,900
	9,910	Tarrant County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds, ROCS, VRDN, Series
		II-R-11083, 3.50% due 12/01/2026 (d)(f)(h)	9,910
	10,000	Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply Revenue Bonds, FLOATS, VRDN, Series 85, 3.54%
		due 9/15/2018 (f)(h)	10,000
	11,000	Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply Revenue Bonds, ROCS, VRDN,
		Series II-R-10014, 3.57% due 9/15/2018 (f)(h)	11,000
	5,900	Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply Revenue Bonds, ROCS, VRDN,
		Series II-R-10015, 3.57% due 9/15/2018 (f)(h)	5,900
	6,870	Texas Municipal Power Agency, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1323, 3.51% due 3/01/2014 (e)(f)(h)	6,870
	16,500	Texas Public Finance Authority, CP, 2.85% due 2/11/2008	16,500
	43,078	Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds, FLOATS, VRDN,
		Series 12TP, 3.51% due 3/01/2032 (e)(f)(h)	43,078
	45,000	Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 3.85% due 7/01/2008 (h)	45,000

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 9,160	Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 3.85% due 7/01/2008 (h)	$ 9,160
	10,000	Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 3.75% due 2/01/2013 (h)	10,000
	5,400	Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series
		A, 3.55% due 9/01/2036 (d)(h)	5,400
	7,965	Texas State, GO, FLOATS, VRDN, Series 66TP, 3.48% due 4/01/2030 (f)(h)	7,965
	220,000	Texas State, GO, TRAN, 4.50% due 8/28/2008	221,142
	13,100	Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN, AMT, Series A, 3.55% due 6/01/2035 (h)	13,100
	6,850	Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN, AMT, Series A, 3.55% due 6/01/2037 (h)	6,850
	23,400	Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN, AMT, Series B, 3.55% due 6/01/2034 (h)	23,400
	20,000	Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN, AMT, Series B, 3.55% due 6/01/2038 (h)	20,000
	23,800	Texas State Transportation Commission, First Tier Revenue Bonds, VRDN, Series B, 3.47% due 4/01/2026 (h)	23,800
	5,370	Texas State University, System Financing Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-1011, 3.50% due 3/15/2019 (d)(f)(h)	5,370
	19,700	Texas Water Development Board, Subordinate Lien Revenue Refunding Bonds (State Revolving Fund), VRDN,
		Series A, 3.53% due 7/15/2019 (h)	19,700
	3,634	Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 959, 3.50% due 1/01/2016 (a)(f)(h)	3,634
	2,265	Wichita Falls, Texas, Water and Sewer Revenue Refunding Bonds, PUTTERS, VRDN,
		Series 1713, 3.54% due 8/01/2014 (b)(f)(h)	2,265

Utah - 0.7%	12,000	Davis County, Utah, School District, GO, TAN, 4.50% due 6/30/2008	12,044
	12,600	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN, Series B, 3.42% due 5/15/2036 (h)	12,600
	5,650	Utah Transit Authority, Sales Tax Revenue Bonds, PUTTERS, VRDN, Series 1107B, 3.50% due 12/15/2013 (d)(f)(h)	5,650
	3,185	Utah Transit Authority, Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-609PB, 3.51% due 6/15/2032 (d)(f)(h)	3,185
	1,700	Utah Transit Authority, Sales Tax Revenue Bonds, Sub-Series B, 3.50% due 6/15/2036 (h)	1,700
	8,300	Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9, 3.51% due 7/01/2034 (a)(h)	8,300
	10,680	Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN, Series A, 3.50% due 2/15/2031 (h)	10,680
	25,550	Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN, Series C, 3.53% due 2/15/2035 (h)	25,550

Vermont - 0.1%	7,050	Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Middlebury College Project), VRDN, Series B,
		3.40% due 11/01/2032 (h)	7,050
	1,000	Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 3.52% due 5/01/2032 (d)(h)	1,000
	8,000	Vermont State Student Assistance Corporation, Student Loan Revenue Bonds, FLOATS, VRDN,
		3.55% due 1/01/2008 (f)(h)	8,000

Virginia - 1.7%	20,000	Alexandria, Virginia, IDA, Revenue Refunding Bonds (Goodwin House Inc.), VRDN, 3.45% due 10/01/2035 (h)	20,000
	15,460	Clipper Tax-Exempt Certificates Trust, Virginia Commonwealth Transportation Board Revenue Bonds, VRDN,
		Series 2007-7, 3.52% due 5/01/2015 (f)(h)(i)	15,460
	37,220	Fairfax County, Virginia, IDA, Revenue Bonds (Inova Health System Project), VRDN, Series A-2, 3.45% due 5/15/2035 (h)	37,220
	300	Fairfax County, Virginia, IDA, Revenue Refunding Bonds (Inova Health System Project), VRDN,
		Series A-1, 3.45% due 5/15/2035 (h)	300
	6,275	Henrico County, Virginia, Water and Sewer Revenue Bonds, ROCS, VRDN,
		Series II-R-753 PB, 3.51% due 5/01/2031 (e)(f)(h)	6,275

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 7,105	Loudoun County, Virginia, IDA, Revenue Bonds (Howard Hughes Medical Institute), VRDN,
		Series F, 3.45% due 2/15/2038 (h)	$ 7,105
	5,400	Montgomery County, Virginia, IDA, Revenue Refunding Bonds (Virginia Tech Foundation Project),
		VRDN, 3.55% due 6/01/2035 (h)	5,400
	65,800	Norfolk, Virginia, CP, 3.35% due 2/08/2008	65,800
	6,055	Richmond, Virginia, Public Utilities Revenue Bonds, ROCS, VRDN, Series II-R-12180, 3.56% due 1/15/2015 (d)(f)(h)	6,055
	28,600	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds (University of Richmond Project),
		VRDN, 3.55% due 11/01/2036 (h)	28,600
	3,000	Virginia State, HDA, Revenue Bonds, MERLOTS, VRDN, AMT, Series B-19, 3.55% due 4/01/2033 (f)(h)	3,000
	4,000	Virginia State, HDA, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series C-42, 3.55% due 7/01/2023 (f)(h)	4,000

Washington - 2.7%	3,000	Bellevue, Washington, GO, ROCS, VRDN, Series II-R-10302, 3.50% due 12/01/2014 (e)(f)(h)	3,000
	5,850	Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax Revenue Bonds, FLOATS, VRDN, Series
		2217, 3.50% due 11/01/2017 (f)(h)	5,850
	12,525	Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax Revenue Bonds, ROCS, VRDN,
		Series II-R-7510, 3.50% due 11/01/2023 (a)(f)(h)	12,525
	22,900	Clark County, Washington, Public Utility District Number 001, Generating System Revenue Refunding Bonds, MSTR, VRDN,
		Series SGA-118, 3.55% due 1/01/2025 (d)(f)(h)	22,900
	3,335	Eclipse Funding Trust, Solar Eclipse Certificates, King County, Washington, Sewer Revenue Bonds, VRDN,
		Series 2007-0095, 3.48% due 1/01/2017 (d)(f)(h)	3,335
	25,800	Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3), VRDN,
		Series D-3-1, 3.46% due 7/01/2018 (d)(h)	25,800
	8,840	Grant County, Washington, Public Utility District Number 002, Electric Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-2039, 3.50% due 1/01/2019 (d)(f)(h)	8,840
	5,170	King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS, VRDN,
		Series II-R-4513, 3.50% due 12/01/2020 (d)(f)(h)	5,170
	12,575	King County, Washington, Sewer Revenue Bonds, ROCS, VRDN, Series II-R-10279, 3.50% due 7/01/2017 (d)(f)(h)	12,575
	3,700	King County, Washington, Sewer Revenue Bonds, VRDN, Junior Lien, Series B, 3.45% due 1/01/2036 (e)(h)	3,700
	14,745	King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554, 3.55% due 7/01/2009 (b)(f)(h)	14,745
	2,245	Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls Hydroelectric Revenue Refunding Bonds,
		ROCS, VRDN, Series II-R-4026, 3.50% due 10/01/2023 (e)(f)(h)	2,245
	14,070	Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel Tax, GO, VRDN, Series 2001-112, Class A,
		3.55% due 1/07/2021 (f)(h)	14,070
	4,800	Port Bellingham, Washington, Industrial Development Corporation, Environmental Facilities Revenue Bonds (BP West Coast
		Products LLC Project), VRDN, AMT, 3.50% due 12/01/2033 (h)	4,800
	4,915	Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04, 3.55% due 9/01/2015 (b)(f)(h)	4,915
	2,530	Seattle, Washington, Water System Revenue Bonds, FLOATS, VRDN, Series 2170, 3.46% due 2/01/2017 (d)(f)(h)	2,530
	4,915	Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-4006, 3.50% due 9/01/2022 (e)(f)(h)	4,915
	3,440	Spokane County, Washington, Spokane School District Number 081, GO, ROCS, VRDN,
		Series II-R-4000, 3.50% due 12/01/2019 (d)(f)(h)	3,440

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 5,550	Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, VRDN,
		Series II-R-2144, 3.50% due 12/01/2022 (e)(f)(h)	$ 5,550
	13,880	Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555, 3.55% due 12/01/2009 (b)(f)(h)	13,880
	15,075	Washington State, GO, PUTTERS, VRDN, Series 333, 3.52% due 12/01/2014 (e)(f)(h)	15,075
	9,530	Washington State, GO, PUTTERS, VRDN, Series 1312, 3.50% due 1/01/2013 (d)(f)(h)	9,530
	11,765	Washington State, GO, PUTTERS, VRDN, Series 1422, 3.50% due 7/01/2014 (d)(f)(h)	11,765
	10,515	Washington State, GO, PUTTERS, VRDN, Series 2158, 3.55% due 7/01/2015 (f)(h)	10,515
	4,175	Washington State, GO, ROCS, VRDN, Series II-R-4082, 3.50% due 7/01/2023 (d)(f)(h)	4,175
	10,320	Washington State, GO, ROCS, VRDN, Series II-R-6061, 3.50% due 1/01/2022 (a)(f)(h)	10,320
	4,365	Washington State, GO, ROCS, VRDN, Series II-R-7035, 3.50% due 7/01/2024 (d)(f)(h)	4,365
	2,545	Washington State, GO, Refunding, PUTTERS, VRDN, Series 1399, 3.50% due 1/01/2013 (a)(f)(h)	2,545
	15,000	Washington State, GO, VRDN, Series VR-96B, 3.35% due 6/01/2020 (h)	15,000
	13,400	Washington State Housing Finance Commission, CP, 3.50% due 2/07/2008	13,400
	10,100	Washington State Housing Finance Commission, M/F Housing Revenue Bonds (Park Vista Retirement Project), VRDN, AMT,
		Series A, 3.82% due 3/01/2041 (h)	10,100
	6,700	Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Eastside Catholic School), VRDN,
		Series B, 3.48% due 7/01/2038 (h)	6,700
	26,390	Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds (Project Number 3), VRDN,
		Series 3-A, 3.40% due 7/01/2018 (e)(h)	26,390
	2,105	Washington State University Revenue Bonds, ROCS, VRDN, Series II-R-595PB, 3.51% due 10/01/2031 (a)(f)(h)	2,105

West Virginia - 0.2%	10,695	ABN AMRO MuniTops Certificates Trust, West Virginia State, GO, VRDN, Series 2000-12, 3.50% due 6/04/2008 (e)(f)(h)	10,695
	9,900	Eagle Tax-Exempt Trust, West Virginia Higher Education Policy Commission, Revenue Refunding Bonds, VRDN,
		Series 2005-0018, Class A, 3.56% due 4/01/2034 (b)(f)(h)	9,900

Wisconsin - 2.1%	5,850	D.C. Everest Area School District, Wisconsin, GO, MERLOTS, VRDN, Series D84, 3.50% due 4/01/2015 (d)(f)(h)	5,850
	1,365	Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT, 3.70% due 8/01/2009 (h)	1,365
	4,000	Kohler, Wisconsin, Solid Waste Disposal Revenue Bonds (Kohler Company Project),
		VRDN, AMT, 3.62% due 9/01/2017 (h)	4,000
	2,000	Lehman Municipal Trust Receipts, Wisconsin, GO, Refunding, FLOATS, VRDN, AMT,
		Series 2006-K40, 3.74% due 5/01/2031 (e)(f)(h)	2,000
	2,655	Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, VRDN, Series II-R-2177, 3.55% due 10/01/2024 (b)(f)(h)	2,655
	20,000	Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, VRDN, AMT,	Series
		A, 3.55% due 9/01/2022 (h)	20,000
	23,510	Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, VRDN, AMT,
		Series A, 3.55% due 3/01/2035 (h)	23,510
	5,960	Wisconsin Public Power Inc., Power Supply System Revenue Bonds, PUTTERS, VRDN,
		Series 1150, 3.50% due 7/01/2013 (a)(f)(h)	5,960
	7,370	Wisconsin Rural Water Construction Loan Program, Commission Revenue Notes, BAN, 4.50% due 8/01/2008	7,401
	6,985	Wisconsin School Districts, Cash Flow Management Program, COP, VRDN, Series A1, 4.50% due 9/18/2008 (h)	7,027
	9,400	Wisconsin School Districts, Cash Flow Management Program, COP, VRDN, Series B, 4% due 10/30/2008 (h)	9,471
	2,567	Wisconsin State, GO, CP, 3.50% due 2/06/2008	2,567

Master Tax-Exempt LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 6,860	Wisconsin State, GO, CP, 3.50% due 2/06/2008	$ 6,860
	30,000	Wisconsin State, GO, CP, 3.35% due 3/05/2008	30,000
	75,640	Wisconsin State Health and Educational Facilities Authority Revenue Bonds, FLOATS, VRDN,
		Series 2113, 3.52% due 8/15/2016 (f)(h)	75,640
	44,300	Wisconsin State Operating Notes, 4.50% due 6/16/2008	44,449

Wyoming - 0.5%	38,500	Campbell County, Wyoming, IDR, Refunding (Two Elk Generation Partners Project),
		VRDN, AMT, 3.65% due 11/01/2037 (h)	38,500
	11,400	Green River, Wyoming, Revenue Bonds (Rhone-Poulenc of Wyoming, L.P. Project),
		VRDN, AMT, 3.68% due 10/01/2018 (h)	11,400
	6,000	Lincoln County, Wyoming, PCR (Exxon Project), VRDN, AMT, Series A, 3.52% due 7/01/2017 (h)	6,000
	3,100	Lincoln County, Wyoming, PCR (Exxon Project), VRDN, AMT, Series C, 3.52% due 7/01/2017 (h)	3,100

Puerto Rico - 0.3%	32,500	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	32,657

		Total Investments (Cost - $11,628,159*) - 99.7%	11,628,159
		Other Assets Less Liabilities - 0.3%	29,315

		Net Assets - 100.0%	$ 11,657,474

*	Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FHLMC Collateralized.

(d)	FSA Insured.

(e)	MBIA Insured.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	FNMA/GNMA Collateralized.

(h)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j)	XL Capital Insured.

(k)	Assured Guaranty Insured.

(l)	CIFG Insured.

(m)	FNMA Collateralized.

(n)	GNMA Collateralized.

(o)	FHA Insured.

(p)	Prerefunded.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 21, 2008